UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Marco Hanig, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 29.0%
*	Activision, Inc.	221,015	$4,186
*	Adobe Systems Incorporated	158,845	6,624
*	Alliance Data Systems Corporation	68,520	4,222
	ARM Holdings plc -ADR	484,695	3,805
*	Cognizant Technology Solutions Corporation	46,415	4,097
*	EMC Corporation	334,705	4,636
*	Euronet Worldwide, Inc.	141,655	3,805
*	FLIR Systems, Inc.	137,745	4,913
*	J2 Global Communications, Inc.	234,870	6,511
	Jabil Circuit, Inc.	285,120	6,104
*	Network Appliance, Inc.	155,660	5,685
*	Nuance Communications, Inc.	226,000	3,460
	Paychex, Inc.	210,700	7,979
	Qualcomm, Incorporated	112,325	4,792
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	649,915	6,987
*	Yahoo!, Inc.	234,065	7,324

			85,130

	Health Care - 20.8%
*	Amgen, Inc.	98,400	5,499
	C.R. Bard, Inc.	69,545	5,530
*	Genentech, Inc.	99,270	8,152
*	Gilead Sciences, Inc.	107,715	8,240
*	Healthways, Inc.	131,735	6,159
*	Integra Lifesciences Holding Corporation	142,495	6,495
*	Kyphon, Inc.	128,270	5,790
	Medtronic, Inc.	107,575	5,278
	Pharmaceutical Product Development, Incorporated	197,065	6,639
*	ResMed, Inc.	66,700	3,360

			61,142

	Consumer Discretionary - 13.3%
*	Coinstar, Inc.	153,990	4,820
	Johnson Controls, Inc.	52,300	4,949
*	Laureate Education, Inc.	71,020	4,188
*	McCormick & Schmick’s Seafood Restaurants, Inc.	116,275	3,117
	Nike, Inc., Class “B”	59,895	6,364
	Staples, Inc.	283,425	7,324
*	Tractor Supply Company	86,215	4,440
*	VistaPrint Limited +	97,006	3,715

			38,917

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)
	Industrials - 12.5%
	Corporate Executive Board Company	35,845	$2,723
	Danaher Corporation	165,096	11,796
	Fastenal Company	122,545	4,295
	Graco, Inc.	111,300	4,359
*	InnerWorkings, Inc.	63,694	752
	Knight Transportation, Inc.	177,340	3,160
	Rockwell Automation, Inc.	65,015	3,892
	Rockwell Collins, Inc.	83,845	5,612

			36,589

	Consumer Staples - 8.9%
	PepsiCo, Inc.	234,290	14,892
	Wal Mart De Mexico-ADR	121,975	5,147
	Walgreen Co.	135,240	6,206

			26,245

	Financials - 5.2%
	Charles Schwab & Co., Inc.	357,490	6,538
	Goldman Sachs Group, Inc.	42,670	8,817

			15,355

	Energy - 4.3%
	Smith International, Inc.	152,365	7,321
	Suncor Energy, Inc.+	70,575	5,388

			12,709

	Materials - 3.0%
	Praxair, Inc.	140,230	8,829

	Total Common Stock - 97.0% (cost $225,847)		284,916

	Investment in Affiliate
	William Blair Ready Reserves	2,604,020	2,604

	Total Investment in Affiliate - 0.9% (cost $2,604)		2,604

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.375%, due 4/2/07	$8,830,000	8,830

	Total Short-Term Investment - 3.0% (cost $8,830)		8,830

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/2/2007, repurchase price $847, collateralized by SBA Pool # 505053	$847,778	847

	Total Repurchase Agreement - 0.3% (cost $847)		847

	Total Investments -101.2% (cost $238,128)		297,197

	Liabilities, plus cash and other assets - (1.2%)		(3,443)

	Net assets - 100.0%		$293,754

*	Non-income producing securities

ADR=American	Depository Receipt

+ = U.S. listed foreign security

VRN=Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax-Managed Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Health Care - 28.2%
*	Amgen, Inc.	4,195	$234
	C.R.Bard, Inc.	1,710	136
*	Genentech, Inc.	1,700	140
*	Genzyme Corporation	1,500	90
*	Gilead Sciences, Inc.	1,540	118
*	Healthways, Inc.	4,100	192
	IMS Health, Inc.	8,820	262
*	Kyphon, Inc.	2,740	124
*	MedImmune, Inc.	4,290	156
	Medtronic, Inc.	2,730	134
*	Patterson Companies, Inc.	5,710	203
	Pharmaceutical Product Development, Inc.	5,970	201
*	Psychiatric Solutions, Inc.	4,820	194
*	ResMed, Inc.	5,534	279
*	Santarus, Inc.	18,400	129
	Stryker Corporation	3,600	239

			2,831

	Information Technology - 25.4%

*	Activision, Inc.	5,003	95
*	Adobe Systems Incorporated	6,160	257
*	Alliance Data Systems Corporation	1,610	99
	Arm Holdings plc -ADR	11,960	94
*	EMC Corporation	14,140	196
*	Electronic Arts Inc.	2,950	149
*	Euronet Worldwide, Inc.	3,770	101
*	F5 Networks, Inc.	1,700	113
	Jabil Circuit Inc.	7,580	162
	Microchip Technology Incorporated	5,250	186
*	Network Appliance, Inc.	5,650	206
	Paychex, Inc.	5,950	225
	Qualcomm Incorporated	5,100	218
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	10,666	115
	Western Union Company	6,240	137
*	Yahoo!, Inc.	6,450	202

			2,555

	Industrials - 11.5%
	Danaher Corporation	3,810	272
	Fastenal Company	6,350	223
	General Electric Company	6,985	247
	Knight Transportation, Inc.	7,832	139
	Rockwell Collins, Inc.	4,110	275

			1,156

	Consumer Staples - 9.2%
	Colgate-Palmolive Company	3,020	202
	CVS/Caremark Corporation	3,774	129
	PepsiCo, Inc.	4,595	292
	Wal Mart De Mexico-ADR	3,810	161
	Walgreen Co.	2,975	136

			920

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Consumer Discretionary - 6.9%
*	CarMax, Inc.	6,840	168
	International Game Technology	3,800	153
	Johnson Controls, Inc.	1,890	179
	McGraw-Hill Companies, Inc.	1,460	92
*	Tractor Supply Company	2,030	104

			696

	Financials - 6.0%
*	Affiliated Managers Group, Inc.	1,040	113
	American International Group	2,780	187
*	IntercontinentalExchange, Inc.	930	113
	Moody’s Corporation	3,060	190

			603

	Energy -4.9%
	Smith International, Inc.	4,360	211
	Suncor Energy, Inc.+	3,630	277

			488

	Materials - 4.1%
	Airgas, Inc.	4,870	205
	Praxair, Inc.	3,350	211

			416

	Total Common Stock - 96.2% (cost $7,707)		9,665

	Investment in Affiliate
	William Blair Ready Reserves	6,338	6

	Total Investment in Affiliate - 0.1% (cost $6)		6

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	$46,000	46

	Total Short-Term Investment - 0.5% (cost $46)		46

	Repurchase Agreement
	Investors Bank & Trust Company, 5.2% dated 3/30/2007, due 4/2/2007, repurchase price $270, collateralized by SBA Pool # 501430	$270,274	270

	Total Repurchase Agreement - 2.7% (cost $270)		270

	Total Investments - 99.5% (cost $8,029)		9,987
	Cash and other assets, less liabilities - 0.5%		56

	Net assets - 100.0%		$10,043

*	Non-income producing securities

ADR=American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 30.3%
*	Adobe Systems Incorporated	20,385	$850
*	Alliance Data Systems Corporation	6,105	376
*	Cisco Systems Incorporated	41,169	1,051
*	Corning Incorporated	21,410	487
*	EMC Corporation	46,035	638
	Infosys Technologies Ltd. - ADR	6,235	313
	Jabil Circuit, Inc.	25,625	549
*	Network Appliance, Inc.	13,890	507
	Paychex, Inc.	26,385	999
	Qualcomm Incorporated	18,105	772
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	58,049	624
*	Yahoo!, Inc.	23,105	723

			7,889

	Consumer Discretionary - 16.6%
*	Coach, Inc.	5,730	287
	Johnson Controls, Inc.	9,525	901
*	Kohl’s Corporation	6,243	478
	Marriott International, Inc., Class “A”	13,789	675
	Nike, Inc., Class “B”	11,200	1,190
	Staples, Inc.	30,320	783

			4,314

	Health Care - 14.5%
	Allergan, Inc.	4,690	520
*	Amgen, Inc.	8,315	465
	C. R. Bard, Inc.	6,205	493
*	Genentech, Inc.	12,150	998
*	Gilead Sciences, Inc.	9,815	751
	Medtronic, Inc.	11,125	546

			3,773

	Consumer Staples - 10.1%
	PepsiCo, Inc.	19,215	1,221
	Wal Mart De Mexico- ADR	10,790	455
	Walgreen Co.	20,835	956

			2,632

	Financials - 9.0%
	Charles Schwab & Co, Inc.	36,915	675
	Franklin Resources, Inc.	5,005	605
	Goldman Sachs Group, Inc.	5,170	1,068

			2,348

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Industrials - 7.9%
	Danaher Corporation	14,077	$1,006
	Rockwell Automation, Inc.	5,770	345
	Rockwell Collins, Inc.	10,405	697

			2,048

	Energy - 5.1%
	Schlumberger Limited+	10,995	760
	Suncor Energy, Inc.+	7,345	561

			1,321

	Materials - 3.0%
	Praxair, Inc.	12,350	778

	Total Common Stock -96.5% (cost $22,041)		25,103

	Investment in Affiliate
	William Blair Ready Reserves	235,821	236

	Total Investment in Affiliate - 0.9% (cost $236)		236

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	$140,000	140

	Total Short-Term Investment - 0.6% (cost $140)		140

	Repurchase Agreement
	IBT Repurchase Agreement, 5.20% dated 3/30/2007, due 4/2/2007, repurchase price $253, collateralized by SBA Pool # 505005	$253,050	253

	Total Repurchase Agreement - 1.0% (cost $253)		253

	Total Investments - 99.0% (cost $22,670)		25,732
	Cash and other assets less liabilities - 1.0%		268

	Net assets - 100.0%		$26,000

*	Non-income producing securities

ADR=American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Health Care - 31.0%
*	Air Methods Corporation	1,150,892	$27,644
*	American Medical Systems Holdings, Inc.	1,196,584	25,332
*	Axcan Pharma, Inc.+	1,733,387	28,618
*	Capital Senior Living Corporation	885,100	10,276
*	DJO, Inc.	452,767	17,160
*	Healthways, Inc.	799,099	37,358
*	Hythiam, Inc.	1,844,924	12,545
*	Integra Lifesciences Holdings Corporation	704,270	32,101
*	Kyphon, Inc.	639,090	28,848
*	LifeCell Corporation	792,272	19,783
*	Lifecore Biomedical, Inc.	1,113,513	20,901
*	Providence Service Corp.	843,433	20,006
*	PSS World Medical, Inc.	645,144	13,638
*	Psychiatric Solutions, Inc.	440,998	17,777
*	Sangamo Biosciences, Inc.	941,443	6,402
*	Santarus, Inc.	3,702,335	26,064
*	Surmodics, Inc.	804,520	28,963
*	Telik, Inc.	2,166,621	11,765
*	Trinity Biotech plc - ADR	1,104,164	10,026
*	Zila, Inc.	7,312,888	15,357

			410,564

	Information Technology - 29.0%
*	Access Integrated Technologies, Inc.	1,855,187	10,074
*	DTS, Inc.	827,255	20,044
*	EarthLink, Inc.	2,105,170	15,473
*	eCollege.com	1,168,878	20,981
*	Euronet Worldwide, Inc.	1,122,203	30,143
*	F5 Networks, Inc.	18,497	1,233
*	GigaMedia Limited+	1,788,098	24,712
*	J2 Global Communications, Inc.	977,107	27,086
*	Monolithic Power Systems	387,902	5,004
*	Nuance Communications, Inc.	2,188,572	33,507
*	Optimal Group, Inc.+	2,930,921	24,590
	Patni Computer Systems Limited - ADR	801,690	18,487
*	PDF Solutions, Inc.	1,316,843	14,867
*	Silicon Labratories, Inc.	619,590	18,538
*	Skillsoft, plc - ADR	1,931,717	16,149
*	Stratasys, Inc.	472,512	20,186
	Syntel, Inc.	113,050	3,917
*	Think Partnership, Inc.	4,753,370	11,503
*	Ultimate Software Group, Inc.	529,385	13,865
*	ValueClick, Inc.	347,823	9,089
*	Volterra Semiconductor Corporation	1,900,633	24,822
*	WNS Holdings Limited - ADR	690,296	20,115

			384,385

	Consumer Discretionary - 19.2%
*	4 Kids Entertainment, Inc.	720,375	13,629
*	BUCA, Inc.	233,868	1,286
*	Century Casinos, Inc.	1,546,133	12,756
*	Coinstar, Inc.	811,917	25,413
*	DG Fastchannel, Inc	588,869	9,793
*	Duckwall-ALCO Stores, Inc.	334,663	13,738
	Granite City Food & Brewery Ltd.**	1,372,423	7,820
*	Jarden Corporation	713,513	27,328
*	Jos. A. Bank Clothiers, Inc.	425,285	15,034
*	Kona Grill, Inc.	329,595	5,076
*	Kona Grill, Inc.** (restricted)	435,134	5,421
*	Laureate Education, Inc.	364,253	21,480
*	Lions Gate Entertainment Corporation+	1,457,302	16,642
*	Meritage Homes Corporation	201,329	6,467
*	Shuffle Master, Inc.	711,732	12,989
*	Smith & Wesson Holdings	980,500	12,835
	Standard Pacific Corp.	508,076	10,603
	Strayer Education, Inc.	119,494	14,937
*	ValueVision Media, Inc., Class “A”	1,671,954	20,665

			253,912

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Financials - 6.2%
*	FirstService Corporation +	500,134	$13,794
*	Marlin Business Services Corp.	853,315	18,670
	Midwest Banc Holdings, Inc.	408,623	7,237
	National Financial Partners Corporation	479,487	22,493
*	Signature Bank New York	616,646	20,065

			82,259

	Industrials - 5.7%
	Frozen Food Express Industries, Inc.	925,216	7,698
*	GEO Group, Inc.	472,450	21,411
*	Houston Wire & Cable Company	178,445	5,000
*	InnerWorkings, Inc.	1,244,282	14,683
*	Kforce, Inc.	1,071,820	14,759
*	NCI Building Systems, Inc.	261,412	12,480

			76,031

	Energy -4.9%
*	Carrizo Oil & Gas, Inc.	484,779	16,948
*	Edge Petroleum Corporation	716,800	8,974
*	Oil States International, Inc.	432,075	13,865
*	Petrohawk Energy Corporation	1,925,858	25,364

			65,151

	Consumer Staples - 1.0%
*	Overhill Farms, Inc.	1,903,720	13,497

	Total Common Stock - 97.0% (cost $1,152,257)		1,285,799

	Investment in Warrants
*	Think Partnership, Inc., 2011, $2.50 **	1,424,000	—
*	Think Partnership, Inc., 2001, $3.05 **	448,409	—
*	Think Partnership, Inc., 2011, $4.00 **	224,205	—
*	Zila, Inc., 2011, $2.21 **	2,271,528	—

	Total Investment in Warrants - 0.0% (cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves	7,416,616	7,417

	Total Investment in Affiliate - 0.6% (cost $7,417)		7,417

	Short-Term Investments
	American Express Demand Note, VRN 5.170%, due 4/2/07	$10,328,000	10,328
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	11,647,000	11,647

	Total Short-Term Investments - 1.7% (cost $21,975)		21,975

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $21,754, collateralized by FNMA Pool #839305	$21,744,272	21,744

	Total Repurchase Agreement - 1.6% (cost $21,744)		21,744

	Total Investments - 100.9% (cost $1,203,393)		1,336,935
	Liabilities, plus cash and other assets - (0.9)%		(11,180)

	Net assets - 100.0%		$1,325,755

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holdings represents 1.00% of the Fund’s net assets at March 31, 2007. These securities were also deemed illiquid pursuant to Liquidity Procedures approved by Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 27.7%
*	Activision, Inc.	49,705	$941
*	Alliance Data Systems Corporation	9,900	610
*	Cognizant Technology Solutions, Class “A”	4,080	360
*	F5 Networks, Inc.	6,049	403
*	FLIR Systems, Inc.	17,720	632
*	Intuit, Inc.	22,795	624
*	Iron Mountain, Inc.	25,482	666
*	J2 Global Communications, Inc.	24,765	687
	Jabil Circuit, Inc.	34,760	744
	Maxim Intergrated Products, Inc.	16,070	472
	Microchip Technology, Inc.	13,365	475
*	Network Appliance, Inc.	18,396	672
	Paychex, Inc.	31,075	1,177
*	Silicon Laboratories, Inc.	10,325	309
*	ValueClick, Inc.	8,495	222

			8,994

	Health Care - 22.0%
	C.R. Bard, Inc.	8,570	681
*	CYTYC Corporation	14,550	498
*	Express Scripts, Inc., Class “A”	9,687	782
*	Healthways, Inc.	13,720	641
*	IDEXX Laboratories, Inc.	5,660	496
	IMS Health, Incorporated	11,550	343
*	Integra LifeSciences Holdings Corporation	12,350	563
*	Kyphon, Inc.	12,954	585
*	MedImmune, Inc.	23,640	860
	Pharmaceutical Product Development, Inc.	27,720	934
*	ResMed, Inc.	15,485	780

			7,163

	Consumer Discretionary - 17.4%
*	Dick’s Sporting Goods, Inc.	6,425	374
	Lamar Advertising Company, Class “A”	5,635	355
*	Laureate Education, Inc.	18,790	1,108
*	Life Time Fitness, Inc.	20,985	1,079
*	O’Reilly Automotive, Inc.	20,548	680
	PetSmart, Inc.	15,425	508
	Strayer Education, Inc.	4,260	533
*	Tractor Supply Company	20,131	1,037

			5,674

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Industrials - 13.5%
	Corporate Executive Board Company	5,080	$386
	Fastenal Company	27,260	955
	Graco, Inc.	13,930	545
*	Monster Worldwide, Inc.	12,005	569
	Precision Castparts Corp.	3,700	385
	Robert Half International, Inc.	14,530	538
	Rockwell Collins, Inc.	9,815	657
*	Stericycle, Inc.	4,175	340

			4,375

	Energy - 8.4%
*	Grant Prideco, Inc.	9,350	466
	Smith International, Inc.	20,200	971
*	Southwestern Energy Company	9,850	404
*	Ultra Petroleum Corp. +	6,390	339
	XTO Energy Corporation	10,085	553

			2,733

	Financials - 4.2%
*	Affiliated Managers Group, Inc.	7,150	775
*	IntercontinetalExchange, Inc.	4,903	599

			1,374

	Consumer Staples - 1.5%
	Whole Foods Market, Inc.	11,025	494

	Materials - 1.0%
	Airgas, Inc.	7,955	335

	Total Common Stock - 95.7% (cost $29,417)		31,142

	Investment in Affiliate
	William Blair Ready Reserves	108,578	109

	Total Investment In Affiliate - 0.3% (cost $109)		109

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	$1,425,000	1,425

	Total Short-Term Investment - 4.4% (cost $1,425)		1,425

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $518, collateralized by SBA Pool # 504522	$517,424	517

	Total Repurchase Agreement - 1.6% (cost $517)		517

	Total Investments - 102.0% (cost $31,468)		33,193
	Liabilities, plus cash and other assets - (2.0)%		(659)

	Net Assets - 100%		$32,534

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Health Care - 23.2%
	C.R.Bard, Inc.	17,320	$1,377
*	CYTYC Corporation	32,075	1,097
*	DJO, Inc.	60,970	2,311
*	Healthways, Inc.	54,415	2,544
*	IDEXX Laboratories, Inc.	19,450	1,704
	IMS Health, Incorporated	45,700	1,356
*	Integra LifeSciences Holdings Corporation	52,155	2,377
*	Kyphon, Inc.	62,740	2,832
	Pharmaceutical Product Development, Inc.	86,655	2,919
*	PSS World Medical, Inc.	86,090	1,820
*	ResMed, Inc.	42,815	2,157
*	Santarus, Inc.	93,600	659
*	Surmodics, Inc.	45,865	1,651

			24,804

	Information Technology - 21.7%
*	Activision, Inc.	154,904	2,934
*	Alliance Data Systems Corporation	24,750	1,525
*	Euronet Worldwide, Inc.	74,875	2,011
*	Intuit, Inc.	59,060	1,616
*	Iron Mountain, Inc.	92,721	2,423
*	J2 Global Communications, Inc.	83,000	2,301
	Jabil Circuit, Inc.	83,715	1,792
	Microchip Technology, Inc.	37,520	1,333
*	Nuance Communications, Inc.	163,610	2,505
*	PDF Solutions, Inc.	70,600	797
*	Silicon Laboratories, Inc.	53,325	1,595
*	Ultimate Software Group, Inc.	61,800	1,619
*	ValueClick, Inc.	29,282	765

			23,216

	Consumer Discretionary - 20.7%
*	Coinstar, Inc.	70,708	2,213
*	Guitar Center, Inc.	28,410	1,282
*	Jarden Corporation	47,270	1,810
	Lamar Advertising Company, Class “A”	24,535	1,545
*	Laureate Education, Inc.	59,989	3,538
*	Life Time Fitness, Inc.	54,215	2,787
*	O’Reilly Automotive, Inc.	67,140	2,222
	PetSmart, Inc.	51,150	1,686
*	Shuffle Master, Inc.	41,800	763
	Strayer Education, Inc.	16,615	2,077
*	Tractor Supply Company	42,540	2,191

			22,114

	Issuer	Shares or Principal Amount	Value
	Common Stocks (Continued)

	Industrials - 14.3%
	Corporate Executive Board Company	16,305	$1,239
*	Corrections Corporation of America	39,350	2,078
	Fastenal Company	91,925	3,222
	Graco, Inc.	32,225	1,262
*	Houston Wire & Cable Company	14,300	401
*	Kforce, Inc.	100,815	1,388
*	Monster Worldwide, Inc.	49,975	2,367
	Rockwell Collins, Inc.	50,595	3,386

			15,343

	Energy - 8.2%
*	Grant Prideco, Inc.	49,500	2,467
	Smith International, Inc.	63,620	3,057
*	Southwestern Energy Company	42,135	1,727
*	Ultra Petroleum Corp. +	27,900	1,482

			8,733

	Financials - 5.4%
*	Affiliated Managers Group, Inc.	19,850	2,151
*	IntercontinentalExchange, Inc.	15,260	1,865
*	Signature Bank New York	53,345	1,736

			5,752

	Materials - 2.3%
	Airgas, Inc.	59,460	2,506

	Total Common Stock - 95.8% (cost $89,093)		102,468

	Investment in Affiliate
	William Blair Ready Reserves	21,092	21

	Total Investment In Affiliate - 0.0% (cost $21)		21

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	$5,086,000	5,086

	Total Short-Term Investment - 4.8% (cost $5,086)		5,086

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $3,639, collateralized by SBA Pool #505820	$3,637,116	3,637

	Total Repurchase Agreement - 3.4% (cost $3,637)		3,637

	Total Investments - 104.0% (cost $97,837)		111,212
	Liabilities, plus cash and other assets - (4.0)%		(4,313)

	Net Assets - 100%		$106,899

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 36.3%

	Austria - 1.4%
	Erste Bank (Commercial banks)	458,592	$35,719
	Raiffeisen International Bank (Commercial banks)	380,354	53,941

			89,660

	Belgium - 1.3%
	InBev NV (Beverages)	1,229,500	89,213

	France - 12.6%
	April Group S.A. (Insurance)	203,139	10,622
	AXA (Insurance)	3,832,700	162,996
	Capgemini S.A. (IT services)	759,300	57,793
*	EDF Energies Nouvelles S.A. (Electric utilities)	248,400	15,128
	Essilor International (Health care equipment & supplies)	462,400	53,191
	Eurazeo (Diversified financial services)	239,240	36,162
	Group Danone (Food products)	601,700	98,446
	Iliad S.A. (Internet software & services)	268,950	28,135
	Klepierre (Real estate investment trusts)	138,500	26,813
	L’Oreal S.A. (Personal products)	1,221,100	133,375
	LVMH Moet Hennessey Louis Vuitton SA (Textiles, apparel & luxury goods)	718,100	79,760
*	Orpea (Health care providers & services)	187,312	18,314
*	Seloger.com (Media)	228,700	10,088
*	S.O.I.T.E.C. (Semiconductors & semiconductor equipment)	773,400	18,519
	Veolia Environnement (Multi-utilities)	1,166,700	86,840

			836,182

	Germany - 1.2%
	CTS Eventim AG (Media)	198,703	7,682
*	Patrizia Immobilien AG (Real estate management & development)	541,400	12,059
*	Q-Cells AG (Electrical equipment)	494,420	31,767
	Solarworld AG (Electrical equipment)	218,900	16,963
*	Wire Card AG (Commercial services & supplies)	1,103,600	12,227

			80,698

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	845,571	35,687
	EFG Eurobank (Commercial banks)	1,217,600	49,491
	Jumbo S.A. (Leisure equipment & products)	423,832	13,072
	National Bank of Greece (Commercial banks)	797,252	42,175

			140,425

	Ireland - 2.6%
	Anglo Irish Bank plc (Commercial banks)	3,086,800	66,043
	IAWS Group plc (Food products)	754,300	17,514
	Kingspan Group plc (Building products)	1,517,100	40,213
*	Ryanair Holdings plc - ADR (Airlines)	833,800	37,346
	United Drug plc (Health care providers & services)	2,625,500	14,044

			175,160

	Italy - 3.6%
	Azimut Holding SpA (Capital markets)	1,481,600	21,911
	Banca Italease (Diversified financial services)	430,000	27,562
	Credito Emiliano SpA (Commercial banks)	1,379,400	21,750
	Luxottica Group SpA (Textiles, apparel & luxury goods)	1,519,300	48,527
	Saipem SpA (Energy equipment & services)	3,255,600	95,220
	Tod’s SpA (Textiles, apparel & luxury goods)	246,700	21,574

			236,544

	Luxembourg - 0.2%
	Gagfah S.A. (Real estate management & development)	555,600	15,049

	Netherlands - 1.3%
*	Qiagen NV (Life science tools & services)	1,227,600	20,850
	Royal Numico N.V. (Food products)	832,200	42,924
*	Tomtom NV (Software)	541,400	22,093

			85,867

	Norway - 0.8%
*	Acergy S.A. (Energy equipment & services)	1,767,700	37,412
*	Electromagnetic GeoServices AS (Energy equipment & services)	646,400	15,473

			52,885

	Spain - 2.0%
*	Grifols S.A. (Biotechnology)	2,046,412	33,087
	Industria De Textile (Specialty retail)	1,384,300	86,462
	Tecnicas Reunidas S.A. (Construction & engineering)	327,800	16,417

			135,966

	Sweden - 1.1%
	Ericsson (LM) (Communications equipment)	11,325,000	41,985
	Hemtex AB (Specialty retail)	331,300	6,510
	Nobia AB (Specialty retail)	594,650	24,424

			72,919

	Switzerland - 6.1%
	ABB Ltd. (Electrical equipment)	5,645,100	97,132
*	Barry Callebaut AG (Food products)	35,550	26,434
*	EFG International (Capital markets)	789,700	34,510
	Geberit AG (Building products)	19,628	30,354
	Kuehne & Nagel International AG (Marine)	670,940	55,123
	Nobel Biocare Holdings AG (Health care equipment & supplies)	109,950	40,105
*	Partners Group Global Opporunites, Ltd. (Capital markets)	217,278	26,193
	Roche Holdings AG (Pharmaceuticals)	420,100	74,625
	SGS S.A. (Commercial services & supplies)	18,710	22,398

			406,874

	United Kingdom - 15.7%
	Amlin plc (Insurance)	4,931,800	27,465
	BG Group plc (Oil, gas & consumable fuels)	6,098,200	87,967
*	Cairn Energy plc (Oil, gas & consumable fuels)	855,481	26,222
	Capita Group plc (Commercial services & supplies)	5,501,500	73,979
	Carphone Warehouse Group plc (Specialty retail)	4,517,180	24,741
	Carter & Carter Group plc (Commercial services & supplies)	621,400	14,866
	Detica Group plc (IT services)	1,621,300	13,167
	HBOS plc (Commercial banks)	3,167,400	65,484
	Homeserve plc (Commercial services & supplies)	442,300	15,520
	Man Group plc (Capital markets)	6,959,600	76,092
	Michael Page International (Commercial services & supplies)	4,473,200	47,204
	Northern Rock plc (Thrifts & mortgage finance)	2,667,800	60,305
	Reckitt Benckiser plc (Household products)	2,377,100	123,963
*	Rolls-Royce Group plc (Aerospace & defense)	9,003,300	87,821
	Rolls-Royce Group plc, Class “B” (Aerospace & defense)	532,995,360	1,049
	Rotork plc (Electronic equipment & instruments)	1,301,364	21,675
	RPS Group plc (Commercial services & supplies)	3,545,000	22,708
	Serco Group (Commercial services & supplies)	4,877,209	44,116
	Tesco plc (Food & staples retailing)	15,887,500	139,042
	Tullow Oil plc (Oil, gas & consumable fuels)	2,909,190	20,818
	Ultra Electronic Holdings plc (Aerospace & defense)	986,800	24,146
	Victrex plc (Chemicals)	611,700	9,346
	VT Group plc (Aerospace & defense)	2,016,000	19,507

			1,047,203

	Japan - 13.5%
	Aeon Mall Co., Ltd. (Real estate management & development)	1,003,800	29,333
	Chiyoda Corp. (Construction & engineering)	1,138,600	24,870
	DeNA Co., Ltd. (Internet & catalog retail)	5,283	17,004
	Denso Corporation (Auto components)	3,013,100	111,538
	En-Japan Inc. (Commercial services & supplies)	2,971	14,998
	Fujimi, Inc. (Chemicals)	232,400	7,217
	Fukuoka Financial Group, Inc. (Commercial banks)	4,133,000	33,431
	Honeys Company, Ltd. (Specialty retail)	370,400	16,859
	Joint Corporation (Real estate management & development)	634,400	23,962
*	Jupiter Telecommunications Co., Ltd. (Media)	46,518	39,118
*	K.K. DaVinci Advisors (Real estate management & development)	18,402	19,561
	Kenedix, Inc. (Real estate management & development)	2,981	15,169
	Keyence Corporation (Electronic equipment & instruments)	279,200	62,819
	Komatsu Ltd. (Machinery)	2,267,800	47,495
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	37,500	3,731
	MISUMI Group, Inc. (Trading companies & distributors)	838,200	14,986
	Nakanishi Inc. (Health care equipment & supplies)	118,300	13,776
	Nintendo Co., Ltd. (Software)	231,800	67,259
	Nitori Company Ltd. (Specialty retail)	409,920	20,365
	Orix Corporation (Consumer finance)	406,100	105,369
	Park 24 Co., Ltd. (Commercial services & supplies)	1,282,900	17,209
	Sharp Corp. (Household durables)	1,860,700	35,781
	Suruga Bank (Commercial banks)	3,945,000	51,198
	Yamada Denki Company (Specialty retail)	312,180	28,959
	Yamaha Motor Company (Automobiles)	2,226,100	62,176
	Zensho Company, Ltd. (Hotels, restaurants, and leisure)	1,196,400	13,701

			897,884

	Emerging Asia - 10.1%
	China - 2.9%
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	1,492,000	2,920
	China Mengniu Dairy Co. (Food products)	7,979,000	22,873
	China Vanke Company Ltd. (Real estate management & development)	12,335,700	25,496
*	Focus Media Holding Ltd.- ADR (Media)	181,400	14,233
*	Foxconn International (Communications equipment)	3,820,000	11,611
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	6,424,000	20,188
	Hopson Development Holdings Ltd. (Real estate management & development)	7,203,000	18,012
	Lee and Man Paper Manufacturing Ltd. (Containers & packaging)	6,734,000	15,932
	Li Ning Co. Ltd. (Leisure equipment & products)	9,334,000	18,412
	Parkson Retail Group Ltd. (Multiline retail)	3,268,000	21,269
	Ports Design Limited (Textiles, apparel & luxury goods)	5,650,500	15,022
*	Wumart Stores, Inc., Class “H” (Food & staples retailing) **	13,480,000	4,313

			190,281

	India - 2.3%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	248,400	12,880
*	Bharti Airtel Ltd. (Wireless telecommunication services)	1,788,200	31,274
	Dabur India Ltd. (Personal products)	8,037,450	17,454
	Housing Development Finance Corp. (Thrifts & mortgage finance)	673,600	23,452
	Infosys Technologies, Ltd. (IT services)	734,348	33,941
	Unitech Limited (Construction & engineering)	3,921,600	34,766

			153,767

	Indonesia - 1.0%
	PT Bank Rakyat Indonesia (Commercial banks)	36,379,500	20,014
	PT Telekomunikasi Tbk (Diversified telecommunication services)	42,346,500	45,566

			65,580

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Asia -10.1% - (continued)
	Malaysia - 0.9%
	Bumiputra Commerce Holdings Bhd (Commercial banks)	14,428,800	$41,484
	Kuala Lumpur Kepong Berhad (Food products)	2,177,550	7,537
	Transmile Group Bhd (Air freight & logistics)	2,555,400	9,656

			58,677

	South Korea - 1.4%
*	NHN Corp. (Internet software & services)	323,320	47,246
	Samsung Electronics Co. (Semiconductors & semiconductor equipment)	77,180	46,017

			93,263

	Taiwan - 1.6%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	927,400	4,971
	Hon Hai Precision Industry (Electronic equipment & instrument)	8,909,780	59,535
	Mediatek Inc. (Semiconductors & semiconductor equipment)	3,651,450	41,787

			106,293

	Asia -10.4%
	Australia - 5.1%
	Allco Finance Group, Limited (Capital markets)	2,763,604	24,966
	Macquarie Bank, Ltd. (Capital markets)	1,781,700	119,079
	Seek Ltd. (Commercial services & supplies)	4,228,163	24,588
	United Group Ltd. (Construction & engineering)	1,958,500	21,558
	Woolworths Limited (Food & staples retailing)	5,153,300	113,166
	WorleyParsons, Ltd. (Energy equipment & services)	1,698,222	37,843

			341,200

	Hong Kong - 2.1%
	Esprit Holdings Ltd. (Specialty retail)	5,969,500	69,951
	Li & Fung Ltd. (Distributors)	21,765,200	68,065

			138,016

	Singapore - 3.2%
	Capitaland, Ltd. (Real estate management & development)	26,571,000	139,714
	Olam International, Ltd. (Food & staples retailing)	5,162,000	10,364
	Osim International Ltd. (Specialty retail)	14,310,240	8,813
	Raffles Education Corp. Ltd. (Diversified consumer services)	11,779,000	17,770
	Singapore Exchange, Ltd. (Diversified financial services)	9,054,000	38,924

			215,585

	Emerging Latin America - 6.3%
	Brazil - 2.7%
*	Anhanguera Eduacional Participacoes S.A. (Diversified consumer services)	226,300	2,449
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	1,941,700	71,823
	Cyrela Brazil Realty S.A. (Household durables)	1,477,200	13,709
	Gol Linhas Aereas Inteligentes S.P - ADR (Airlines)	526,200	16,012
*	Iguatemi Empresa de Shopping Centers S.A. (Commercial services & supplies)	779,300	11,536
	Localiza Rent a Car S.A. (Road & rail)	503,300	15,402
	Lojas Renner S.A. (Multiline retail)	1,123,500	14,560
	Natura Cosmeticos S.A. (Personal products)	1,040,500	11,717
	Submarino S.A.(Internet & catalog retail)	636,400	21,437

			178,645

	Chile - 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	620,130	31,832

	Columbia - 0.3%
	Bancolombia S.A. - ADR (Commercial banks)	664,200	18,392

	Mexico - 2.5%
	America Movil S.A. (Wireless telecommunication services)	21,001,500	50,134
*	Desarrolladora Homex S.A. -ADR (Household durables)	327,400	18,973
	Grupo Aeropuertario Del - ADR (Transportation infrastructure)	262,800	11,300
*	Urbi Desarrollos Urbanos S.A. (Household durables)	8,358,600	34,568
*	Walmart de Mexico (Food & staples retailing)	12,629,600	53,925

			168,900

	Panama - 0.3%
	Copa Holdings S.A., Class “A” (Airlines)+	369,900	19,046

	Issuer	Shares or Principal Amount	Value
	Canada - 2.2%
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	401,600	$23,654
	Manulife Financial Corp. (Insurance)	1,353,100	46,529
	Ritchie Brothers Auctioneers, Inc. (Commercial services & supplies)+	214,900	12,576
	Shoppers Drug Mart Corp. (Food & staples retailing)	1,395,700	61,836

			144,595

	Emerging Europe, Mid-East, Africa - 2.4%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	177,000	15,664

	Egypt - 0.1%
	Orascom Construction Industries (Construction & engineering)	188,353	9,421

	Kazakhstan - 0.4%
*	Kazkommertsbank - GDR 144A (Commercial banks)	1,452,951	28,187

	Russia - 1.0%
*	CTC Media, Inc. (Media)+	775,352	19,911
	Sberbank - CLS (Commercial banks)	8,598	30,652
*	X5 Retail Group N.V. (Food & staples retailing)	465,874	12,905

			63,468

	South Africa - 0.7%
	Naspers Ltd. (Media)	887,590	21,388
	Truworths International Ltd. (Specialty retail)	4,763,400	23,157

			44,545

	Total Common Stock — 96.9% (cost $4,733,510)		6,447,886

	Preferred Stock
	Brazil - 1.0%
	Banco Itau Holding (Commercial banks)	840,600	29,335
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,740,700	38,983

			68,318

	Total Preferred Stock - 1.0% (cost $44,291)		68,318

	Investment in Affiliate
	William Blair Ready Reserves Fund	644,780	645

	Total Investment in Affiliate - 0.0% (cost $645)		645

	Short-Term Investments
	American Express Demand Note, VRN 5.170% due 04/2/07	$41,668,000	41,668
	Prudential Funding Demand Note, VRN 5.367% due 04/2/07	35,352,000	35,352

	Total Short-term Investments - 1.2% (cost $77,020)		77,020

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 03/30/2007, due 04/02/2007, repurchase price $842, collateralized by SBA, Pool# 505202	$841,717	842

	Total Repurchase Agreement - 0.0% (cost $842)		842

	Total Investments - 99.1% (cost $4,856,308)		6,594,711
	Cash and other assets, less liabilities - 0.9%		60,521

	Net assets - 100.0%		6,655,232

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+ = U.S. listed foreign security

**	Fair value pursuant to valuation procedures adopted by Board of Trustees. This holding represents 0.07% of the Fund’s net assets at March 31, 2007. This security was also deemed illiquid pursuant to liquidity procedures securities pursuant to Valuation Procedures adopted by the Board of Trustees.

All securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, are fair valued pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.9%
Consumer Discretionary	17.7%
Consumer Staples	16.2%
Industrials	15.3%
Information Technology	8.2%
Energy	6.0%
Health Care	4.1%
Telecommunication Services	2.4%
Materials	1.6%
Utilities	1.6%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.4%
British Pound Sterling	16.1%
Japanese Yen	13.8%
Swiss Franc	6.2%
United States Dollar	5.6%
Australian Dollar	5.2%
Hong Kong Dollar	4.8%
Singapore Dollar	3.3%
Brazilian Real	2.4%
Indonesian Rupiah	2.4%
Indian Rupee	2.4%
Mexico Nuevo Peso	2.1%
Canadian Dollar	2.0%
Taiwan Dollar	1.6%
South Korean Won	1.4%
Swedish Krona	1.1%
All other currencies	1.2%

100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe-40.8%

	Austria - 1.6%
	Erste Bank (Commercial banks)	37,932	$2,954
	Raiffeisen International Bank (Commercial banks)	15,200	2,156

			5,110

	Belgium - 1.6%
	InBev N.V. (Beverages)	71,900	5,217

	France - 14.4%
	AXA (Insurance)	187,000	7,953
	Capgemini S.A. (IT services)	39,100	2,976
	Essilor International (Health care equipment & supplies)	28,600	3,290
	Eurazeo (Diversified financial services)	18,600	2,811
	Groupe Danone (Food products)	51,900	8,492
	Iliad S.A. (Internet software & services)	11,500	1,203
	L’Oreal S.A. (Personal products)	84,500	9,229
	LVMH Moet Hennessey Louis Vuitton SA (Textiles, apparel & luxury goods)	50,400	5,598
	Veolia Environnement (Multi-utilities)	71,900	5,352

			46,904

	Germany - 1.9%
	Siemens AG (Industrial conglomerates)	59,100	6,330

	Greece - 1.1%
	National Bank of Greece (Commercial banks)	66,960	3,542

	Ireland - 1.4%
	Anglo Irish Bank plc (Commercial banks)	172,200	3,684
	IAWS Group plc (Food products)	37,600	873

			4,557

	Italy- 3.4%
	Luxottica Group SpA (Textiles, apparel & luxury goods)	170,000	5,430
	Saipem SpA (Energy equipment & services)	197,000	5,762

			11,192

	Netherlands - 2.1%
	Randstad Holding N.V. (Commercial services & supplies)	39,600	3,077
	Royal Numico N.V. (Food products)	42,000	2,166
*	Tomtom NV (Software)	41,400	1,690

			6,933

	Norway - 0.5%
*	Acergy S.A. (Energy equipment & services)	74,500	1,577

	Spain - 2.1%
	Industria De Textile (Specialty retail)	107,600	6,720

	Sweden- 1.0%
	Ericsson LM (Communications equipment)	886,000	3,285

	Switzerland - 9.7%
	ABB Ltd. (Electrical equipment)	411,200	7,075
*	EFG International (Capital markets)	46,800	2,045
	Geberit AG (Building products)	970	1,500
	Kuehne & Nagel International AG (Marine)	32,600	2,678
	Nestle S.A. (Food products)	21,960	8,557
	Nobel Biocare Holding AG (Health care equipment & supplies)	5,490	2,003
	Roche Holdings AG (Pharmaceuticals)	29,450	5,232
	SGS S.A. (Commercial services & supplies)	2,110	2,526

			31,616

	United Kingdom - 16.9%
	BG Group plc (Oil, gas & consumable fuels)	519,300	7,491
*	Cairn Energy plc (Oil, gas & consumable fuels)	49,075	1,504
	Capita Group plc (Commercial services & supplies)	276,200	3,714
	Carphone Warehouse Group plc (Specialty retail)	217,300	1,190
	HBOS plc (Commercial banks)	374,700	7,747
	Man Group plc (Capital markets)	344,500	3,767
	Northern Rock plc (Thrift & mortgage finance)	170,500	3,854
	Reckitt Benckiser plc (Household products)	158,000	8,240
*	Rolls-Royce Group plc (Aerospace & defense)	688,400	6,715
*	Rolls-Royce Group plc, Class “B” (Aerospace & defense)	39,877,120	78
	Rotork plc (Electronic equipment & instruments)	62,400	1,039
	Tesco plc (Food & staples retailing)	1,034,300	9,052
	Tullow Oil plc (Oil, gas & consumable fuels)	102,700	735

			55,126

	Japan- 13.5%
	Aeon Mall Co., Ltd. (Real Estate management & development)	73,100	2,136
	Denso Corporation (Auto components)	174,300	6,452
	FANUC Ltd. (Machinery)	32,100	2,974
	Fukuoka Financial Group, Inc. (Commercial banks)	245,000	1,982
	Honeys Company, Ltd. (Specialty retail)	18,200	828
*	Jupiter Telecommunications Co., Ltd. (Media)	2,274	1,912
*	K.K. DaVinci Advisors (Real Estate management & development)	761	809
	Keyence Corporation (Electronic equipment & instruments)	14,080	3,168
	Komatsu Ltd. (Machinery)	151,100	3,165
	Nintendo Co., Ltd. (Software)	17,000	4,933
	Orix Corporation (Consumer finance)	29,000	7,524
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	47,900	2,914
	Suruga Bank Ltd. (Commercial banks)	159,000	2,064
	Yamaha Motor. Co., Ltd. (Automobiles)	110,300	3,081

			43,942

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)

	Asia- 10.2%
	Australia -5.4%
	Allco Finance Group Limited (Capital markets)	135,400	$1,223
	Macquarie Bank Ltd. (Capital markets)	102,800	6,871
	QBE Insurance Group Limited (Insurance)	123,200	3,138
	Woolworths Limited (Food & staples retailing)	295,000	6,478

			17,710

	Hong Kong - 2.4%
	Esprit Holdings Ltd. (Specialty retail)	304,500	3,568
	Li & Fung Ltd. (Distributors)	1,309,200	4,094

			7,662

	Singapore - 2.4%
	Capitaland, Ltd. (Real estate management & development)	1,495,000	7,861

	Emerging Latin America -6.1%
	Brazil - 2.2%
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	142,500	5,271
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	25,100	764
	Natura Cosmeticos S.A. (Personal products)	88,800	1,000

			7,035

	Chile- 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	31,000	1,591

	Columbia- 0.3%
	Bancolumbia S.A. -ADR (Commercial banks)	41,400	1,146

	Mexico - 3.1%
	America Movil S.A. (Wireless telecommunications services)	1,986,400	4,742
	Walmart de Mexico (Food & staples retailing)	1,235,300	5,274

			10,016

	Emerging Asia - 5.6%
	China - 0.8%
*	Focus Media Holding Ltd. - ADR (Media)	21,200	1,664
	Hopson Development Holding Ltd. (Real estate management & development)	354,000	885

			2,549

	India - 2.5%
*	Bharti Airtel Limited (Wireless telecommunication services)	164,573	2,878
	Infosys Technologies Ltd. (IT services)	72,000	3,328
	Vedanta Resources Plc (Metals & mining)	72,400	1,893

			8,099

	Indonesia - 1.2%
	PT Bank Rakyat Indonesia (Commercial banks)	2,629,000	1,446
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	2,281,000	2,455

			3,901

	Taiwan - 1.1%
	Hon Hai Precision Industry Corp. (Electronic equipment & instruments)	559,117	3,736

	Issuer	Shares or Principal Amount	Value
	Canada- 2.4%
	Manulife Financial Corporation (Insurance)	136,600	$4,697
	Shoppers Drug Mart Corporation (Food & staples retailing)	67,000	2,969

			7,666

	Emerging Europe, Mid-East, Africa - 0.5%
	South Africa - 0.5%
	Naspers Ltd. (Media)	64,100	1,544

	Total Common Stock - 96.0% (cost $257,307)		312,567

	Preferred Stocks
	Brazil - 0.6%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	87,700	1,964

	Total Preferred Stocks - 0.6% (cost $1,439)		1,964

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,194,258	6,194

	Total Investment in Affiliate - 1.9% (cost $6,194)		6,194

	Short-Term Investments
	American Express Demand Note, VRN, 5.170%, due 4/02/07	$593,000	593
	Prudential Funding Demand Note, VRN, 5.367%, due 4/02/07	3,272,000	3,272

	Total Short-Term Investments - 1.2% (cost $3,865)		3,865

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $487, collateralized by SBA Pool #506506	$486,594	487

	Total Repurchase Agreement - 0.1% (cost $487)		487

	Total Investments - 99.8% (cost $269,292)		325,077
	Cash and other assets, less liabilities - 0.2%		605

	Net assets - 100.0%		$325,682

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.2%
Consumer Staples	22.0%
Industrials	12.9%
Consumer Discretionary	13.9%
Information Technology	7.1%
Energy	6.0%
Telecommunication Services	3.6%
Health Care	3.4%
Materials	3.2%
Utilities	1.7%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	30.7%
British Pound Sterling	18.1%
Japanese Yen	14.0%
Swiss Franc	10.1%
Australian Dollar	5.6%
United States Dollar	3.3%
Mexico Nuevo Peso	3.2%
Hong Kong Dollar	2.7%
Singapore Dollar	2.5%
Canadian Dollar	2.4%
Other Currencies	2.3%
Indian Rupee	2.0%
Taiwan Dollar	1.2%
Swedish Krona	1.0%
Brazilian Real	0.9%

100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2006 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 40.2%

	France - 5.9%
	April Group S.A. (Insurance)	115,282	$6,028
*	EDF Energies Nouvelles S.A. (Electric utilities)	57,300	3,490
*	Orpea (Heath care providers & services)	36,663	3,585
*	Seloger.com (Media)	70,700	3,119
*	S.O.I.T.E.C. (Semiconductors & semiconductor equipment)	93,400	2,236

			18,458

	Germany - 8.8%
*	Colonia Real Estate AG (Real estate management & development)	60,600	3,368
	CTS Eventim AG (Media)	86,800	3,356
	MTU Aero Engines Holding AG (Aerospace & defense)	118,414	7,117
*	Patrizia Immobilien AG (Real estate management & development)	99,300	2,212
*	Q-Cells AG (Electrical equipment)	70,780	4,548
	Solarworld AG (Electrical equipment)	48,031	3,722
*	Wire Card AG (Commercial services & supplies)	284,600	3,153

			27,476

	Greece - 1.5%
	Jumbo S.A. (Leisure equipment & products)	148,500	4,580

	Ireland - 4.8%
	IAWS Group plc (Food products)	132,640	3,080
	Kingspan Group plc (Building products)	233,490	6,189
*	Norkom Group plc (Software)	286,500	745
	United Drug plc (Heath care providers & services)	888,280	4,751

			14,765

	Italy - 4.0%
	Azimut Holdings SpA (Capital markets)	435,217	6,436
	Credito Emiliano SpA (Commercial banks)	196,872	3,104
	Tod’s SpA (Textiles, apparel & luxury goods)	34,000	2,973

			12,513

	Netherlands - 1.4%
*	Qiagen NV (Lifesciences tools & services)	251,873	4,278

	Norway - 3.2%
*	Acergy S.A. (Energy equipment & services)	304,100	6,436
*	Electromagnetic GeoServices AS (Energy equipment & services)	150,400	3,600

			10,036

	Spain - 3.3%
*	Grifols S.A. (Biotechnology)	394,503	6,378
*	Tecnicas Reunidas S.A. (Construction & engineering)	77,400	3,876

			10,254

	Sweden - 2.0%
	Hemtex AB (Specialty retail)	68,300	1,342
	Nobia AB (Specialty retail)	115,400	4,740

			6,082

	Switzerland - 5.3%
*	Barry Callebaut Ag (Food products)	8,950	6,655
*	Partners Group Global Opportunities, Ltd (Capital markets)	81,300	9,801

			16,456

	Japan - 20.8%
	Aeon Mall Co., Ltd. (Real estate management & development)	315,000	9,205
	Chiyoda Corp. (Construction & engineering)	141,000	3,080
*	DeNA Co., Ltd. (Internet & catalog retail)	879	2,829
	En-Japan Inc. (Commercial services and supplies)	593	2,994
	Fujimi Inc (Chemicals)	106,900	3,320
	Honeys Company, Ltd. (Specialty retail)	66,100	3,009
	Joint Corporation (Real estate management & development)	163,320	6,169
*	K.K. DaVinci Advisors (Real estate management & development)	3,009	3,198
	Kenedix, Inc. (Real estate management & development)	578	2,941
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	17,000	1,691
	MISUMI Group, Inc. (Trading companies & distributors)	189,900	3,395
	Nakanishi Inc. (Health care equipment & supplies)	27,100	3,156
	Nitori Company Ltd. (Specialty retail)	61,050	3,033
	Park 24 Co., Ltd. (Commercial services & supplies)	337,500	4,527
	Suruga Bank (Commercial banks)	699,000	9,072
	Zensho Company, Ltd. (Hotels, restaurants, & leisure)	275,600	3,156

			64,775

	United Kingdom - 17.5%
	Amlin plc (Insurance)	1,003,100	5,586
	Carter & Carter Group plc (Commercial services & supplies)	157,200	3,761
*	Ceres Power Holdings plc (Electrical equipment)	652,800	2,839
*	Climate Exchage PLC (Diversified financial services)	117,300	2,314
	Detica Group plc (IT services)	444,600	3,611
	Homeserve plc (Commercial services & supplies)	130,780	4,589
	Mears Group plc (Construction & engineering)	431,500	2,869
	Michael Page International (Commercial services & supplies)	609,070	6,427
	Rotork plc (Electronic equipment & instruments)	178,250	2,969
	RPS Group plc (Commercial services & supplies)	584,400	3,743
	Serco Group plc (Commercial services & supplies)	735,240	6,651
	Ultra Electronic Holdings plc (Aerospace & defense)	128,650	3,148
	Victrex plc (Chemicals)	196,950	3,009
	VT Group plc (Aerospace & defense)	290,950	2,815

			54,331

	Asia - 9.5%
	Australia - 7.1%
	Allco Finance Group, Limited (Capital markets)	720,665	6,510
	Seek Limited (Commercial services & supplies)	781,180	4,543
	United Group, Ltd. (Construction & engineering)	367,370	4,044
	WorleyParsons, Ltd. (Energy equipment & supplies)	311,033	6,931

			22,028

	Singapore - 2.4%
	Olam International, Ltd. (Food & staples retailing)	790,000	1,586
	Osim International Ltd. (Specialty retail)	2,009,400	1,238
	Petra Foods, Ltd. (Food products)	1,255,000	1,389
	Raffles Education Corp. Ltd. (Diversified consumer services)	2,147,000	3,239

			7,452

See accompanying Notes to Portfolios of Investments.

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Emerging Asia - 5.6%

	China - 2.1%
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	276,000	540
	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	18,820	1,261
*	Focus Media Holdings - ADR (Media)	16,600	1,302
	Li Ning Co. Ltd. (Leisure equipment & products)	836,873	1,651
	Ports Design Limited (Textiles, apparel & luxury goods)	711,000	1,890

			6,644

	India - 2.0%
	ABB Ltd. India (Electrical equipment)	15,700	1,276
	Financial Technologies, Ltd. (Diversified financial services)	70,700	2,970
*	Inox Leisure, Ltd. (Media)	397,479	996
	Pantaloon Retail India, Ltd. (Multiline retail)	129,750	1,164

			6,406

	Malaysia - 1.1%
	Kuala Lumpur Kepong Berhad (Food products)	1,017,650	3,522

	South Korea - 0.4%
	Hana Tour Service Inc. (Hotels, restaurants & leisure)	17,400	1,344

	Emerging Latin America - 2.7%

	Brazil - 1.6%
*	Anhanguera Educational Parti (Diversified consumer services)	50,300	545
	Cyrela Brazil Realty S.A. (Household durables)	330,700	3,069
	Submarino S.A.(Internet & catalog retail)	42,300	1,425

			5,039

	Mexico - 1.1%
*	Urbi Desarrollos Urbanos S.A. (Household durables)	793,800	3,283

	Canada - 1.5%
*	Gildan Activewear, Inc. (Textiles, apparel and luxury goods)	51,400	3,027
	Richie Bros. Auctioneers Incorporated + (Commercial services & supplies)	24,800	1,451

			4,478

	Emerging Europe, Mid-East, Africa - 1.0%

	Czech Republic - 0.5%
*	Central European Media Enterprises Ltd., Class “A” (Media) +	16,600	1,469

	Russia - 0.5%
*	CTC Media, Inc. (Media) +	63,538	1,632

	Total Common Stock — 98.8% (cost $264,139)		307,301

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,121,325	4,121

	Total Investment in Affiliate - 1.3% (cost $4,121)		4,121

	Short-Term Investments
	American Express Demand Note, VRN 5.170%, due 4/2/07	$10,000,000	10,000
	Prudential Funding Demand Note, VRN 5.367%, due 4/2/07	261,000	261

	Total Short-term Investments - 3.3% (cost $10,261)		10,261

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/2/2007, repurchase price $239, collateralized by SBA Pool # 504493	$238,469	238

	Total Repurchase Agreement - 0.1% (cost $238)		238

	Total Investments - 103.5% (cost $278,759)		321,921
	Liabilities, plus cash and other assets - (3.5)%		(10,737)

	Net assets - 100.0%		$311,184

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, December 31, 2006 (all dollar amounts in thousands) (unaudited)

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	28.2%
Financials	24.7%
Consumer Discretionary	19.8%
Health Care	7.2%
Energy	7.0%
Consumer Staples	5.3%
Information Technology	4.6%
Materials	2.1%
Utilities	1.1%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	30.1%
Japanese Yen	21.1%
British Pound Sterling	17.7%
Australian Dollar	7.2%
Swiss Franc	5.4%
Norwegian Krone	3.3%
Singapore Dollar	2.4%
United States Dollar	2.3%
Indian Rupee	2.1%
Swedish Krona	2.0%
Brazilian Real	1.6%
Hong Kong Dollar	1.3%
Malaysian Finggit	1.2%
Mexican Neuvo Peso	1.1%
Canadian Dollar	1.0%
All other currencies	0.2%

100.0%

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - Emerging Asia - 43.5%

	China - 13.0%
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	782,000	$1,530
	China Life Insurance Co. (Insurance)	2,952,000	8,447
	China Mengniu Dairy Co. Ltd. (Food products)	1,659,000	4,756
	China Mobile Ltd. (Wireless telecommunication services)	2,779,800	25,004
	China Vanke Company Ltd. (Real estate management & development)	8,492,200	17,552
	Ctrip.com International Ltd. - ADR (Hotels, restaurants & leisure)	63,300	4,240
*	Focus Media Holding Ltd. - ADR (Media)	109,900	8,623
	Fu Ji Food and Catering Services Holdings Ltd (Hotels, restaurants & leisure)	1,764,000	5,544
	Hopson Development Holdings Ltd. (Real estate management & development)	3,162,000	7,907
	Lee and Man Paper Manufacturing Ltd. (Containers & packaging)	3,720,000	8,801
	Li Ning Co. Ltd (Leisure equipment & products)	3,094,000	6,103
	Parkson Retail Group Ltd. (Multiline retail)	849,900	5,531
	Ports Design Ltd. (Textiles, apparel & luxury goods)	2,099,500	5,582
*	Wumart Stores, Inc., Class “H” (Food & staples retailing) **	8,680,000	2,777

			112,397

	India - 16.2%
	ABB Ltd. India (Electrical equipment)	96,400	7,833
*	Bharat Heavy Electricals, Ltd. (Electrical equipment)	335,000	17,371
	Bharti Airtel Ltd. (Wireless telecommunication services)	1,272,100	22,248
*	Cairn India Ltd. (Oil, gas & consumable fuels)	2,806,300	8,532
	Dabur India Ltd. (Personal products)	1,862,200	4,044
	Financial Technologies, Ltd. (Diversified financial services)	95,410	4,007
	Housing Development Finance Corp. (Thrifts & mortgage finance)	353,800	12,318
	Infosys Technologies, Ltd. (IT services)	366,100	16,921
*	Inox Leisure Ltd. (Media)	1,105,300	2,770
	Pantaloon Retail India Ltd. (Multiline retail)	444,700	3,989
	Shopper’s Stop Ltd. (Multiline retail)	280,860	4,055
	Unitech Limited (Construction & engineering)	1,993,100	17,669
	Vedanta Resources Plc (Metals & mining)	690,600	18,061

			139,818

	Indonesia - 3.4%
	PT Bank Rakyat Indonesia (Commercial banks)	16,430,000	9,039
	PT Kalbe Farma Tbk (Pharmaceuticals)	4,883,000	3,305
	PT Telekomunikasi Tbk (Diversified telecommunication services)	16,053,000	17,274

			29,618

	Malaysia - 3.9%
	Bumiputra Commerce Holding Bhd (Commercial banking)	6,140,200	17,654
	Kuala Lumpur Kepong Berhad (Food products)	2,761,250	9,557
	Transmile Group Bhd (Air freight & logistics)	1,759,600	6,649

			33,860

	South Korea - 2.2%
	Hana Tour Service (Hotels, restaurants & leisure)	67,800	5,237
*	NHN Corporation (Internet software & services)	63,700	9,308
	Shinsegae Co. Ltd. (Food & staples retailing)	7,450	4,269

			18,814

	Taiwan - 4.8%
*	Himax Technologies, Inc. - ADR (Semiconductors & equipment)	1,442,715	7,733
	Hon Hai Precision Industry (Electronic equipment & instruments)	3,370,528	22,522
	Johnson Health Tech Company Ltd. (Leisure equipment & products)	367,000	2,715
	Mediatek, Inc. (Semiconductors & equipment)	742,040	8,492

			41,462

	Emerging Latin America - 30.0%

	Argentina - 0.9%
	Banco Macro Sa (Commercial banks)	236,300	$8,020

	Brazil - 9.2%
	All America Latin Logistica (Road & rail)	678,900	8,231
*	Anhanguera Eduacional Participacoes S.A. (Diversified consumer services)	145,100	1,571
	Companhia de Concessoes Rodoviarias (Transportation infrastructure)	498,300	18,432
	Cyrela Brazil Realty S.A. (Household durables)	879,400	8,161
	Gol Linhas Aereas Inteligentes S.P - ADR (Airlines)	141,700	4,312
*	Iguatemi Empresa de Shopping Centers S.A. (Commercial services & supplies)	513,500	7,602
	Localiza Rent a Car S.A. (Road & rail)	306,400	9,377
	Lojas Renner S.A. (Multiline retail)	348,600	4,518
	Natura Cosmeticos S.A. (Personal products)	381,600	4,297
	Rodobens Negocioa Imobiliarios S.A. (Real estate)	444,800	4,210
	Submarino S.A. (Internet & catalog retail)	122,400	4,123
	Totvs S.A. (Software)	189,500	5,059

			79,893

	Peru - 0.5%
	Credicorp Ltd. (Commercial banks)	86,000	4,191

	Chile - 3.0%
*	Cencosud S.A. -ADR 144A (Specialty retail)	158,700	8,146
	S.A.C.I. Falabella S.A. (Multiline retail)	4,259,554	18,154

			26,300

	Mexico - 15.2%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	3,098,800	5,741
	America Movil S.A. (Wireless telecommunication services)	11,050,700	26,380
*	Desarrolladora Homex S.A. de C.V. - ADR (Household durables)	148,800	8,623
*	Groupo Famsa S.A. (Consumer discretionary)	1,811,400	10,095
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	6,075,200	28,785
	Grupo Aeropuertario Del - ADR (Transportation infrastructure)	208,200	8,953
*	Urbi Desarrollos Urbanos S.A. (Household durables)	4,242,900	17,547
	Walmart de Mexico (Food & staples retailing)	5,926,800	25,306

			131,430

	Panama - 1.2%
	Copa Holdings S.A., Class “A” (Airlines)+	199,400	10,267

	Emerging Europe, Mid-East, Africa - 17.4%

	Czech Republic - 1.1%
*	Central European Media Enterprises Ltd., Class “A” (Media)+	108,800	9,629

	Egypt - 0.5%
	Orascom Construction Industries (Construction & engineering)	92,340	4,618

	Kazakhstan - 1.8%
*	Kazkommertsbank - GDR 144A (Commercial banks)	780,626	15,144

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - Emerging Europe, Mid-East, Africa - 17.4%-(continued)

	Russia - 6.3%
*	CTC Media, Inc. (Media)+	376,645	$9,672
*	Magnit - CLS (Multiline retail)+	118,800	5,150
	Novatek OAO - GDR 144A (Oil, gas & consumable fuels)	326,500	18,937
	Sberbank - CLS (Commercial banks)+	4,631	16,510
*	X5 Retail Group N.V. (Food & staples retailing)	152,800	4,233

			54,502

	South Africa - 6.1%
	Naspers Ltd. (Media)	1,072,890	25,853
	Sasol Ltd. (Oil, gas, and consumable fuels)	1,400,400	9,600
	Truworths International Ltd. (Specialty retail)	3,548,100	17,249

			52,702

	Turkey - 1.6%
	Bim Birlesik Magazalar A.S. (Food and staples retailing)	181,100	10,668
*	Coca Cola Icecek A.S. (Beverages)	349,400	2,767

			13,435

	Total Common Stock — 91.9% (cost $631,324)		786,100

	Preferred Stock
	Brazil - 4.3%
	Banco Itau Holding (Commercial banks)	310,700	10,843
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,157,700	25,926
	Net Servicos De Counicacao S.A. (Media)	659,800	8,929

			45,698

	Total Preferred Stock - 5.3% (cost $38,523)		45,698

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,280,447	1,280

	Total Investment in Affiliate - 0.2% (cost $1,280)		1,280

	Short-Term Investments
	American Express Demand Note, VRN 5.170% due 4/2/07	$4,875,000	4,875
	Prudential Funding Demand Note, VRN 5.367% due 4/2/07	5,783,000	5,783

	Total Short-Term Investments - 1.3% (cost $10,658)		10,658

	Repurchase Agreement
	Investors Bank & Trust Company, 5.01% dated 3/30/2007, due 4/2/2007, repurchase price $9,756, collateralized by SBA, Pool# 507306	$9,752,070	9,752
	Total Repurchase Agreement - 1.1% (Cost $9,752)		9,752

	Total Investments - 98.8% (cost $691,537)		853,488
	Cash and other assets, less liabilities - 1.2%		10,913

	Net assets - 100.0%		$864,401

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed Foreign Security

**	Fair value pursuant to Valuation Procedures adopted by Board of Trustees. This holding represents 0.32% of the Fund’s net assets at March 31, 2007. This security was also deemed illiquid pursuant to Liquidity Procedures securities pursuant to Valuation Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands)

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	24.5%
Finance	19.3%
Industrials	12.6%
Telecommunication Services	11.6%
Consumer Staples	11.3%
Information Technology	8.9%
Energy	6.4%
Materials	5.5%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

United States Dollar	20.5%
Indian Rupee	14.6%
Mexico Nuevo Peso	13.7%
Brazilian Real	12.4%
Hong Kong Dollar	12.0%
South African Rand	6.3%
Malaysian Ringgit	4.1%
New Taiwan Dollar	4.1%
Indonesian Rupiah	3.6%
South Korean Won	2.3%
British Pound Sterling	2.2%
Chilean Peso	2.2%
Turkish Lira	1.6%
Egyptian Pounds	0.6%

100.0%

See accompanying Notes to Portfolios of Investments.

Value Discovery Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 30.8%
*	Argonaut Group, Inc.	69,670	$2,255
	Boston Private Financial Holdings, Inc.	67,651	1,889
	Citizens Banking Corporation	66,019	1,463
	Cogdell Spencer, Inc.	78,360	1,651
*	Community Bancorp	48,740	1,499
*	CRM Holdings, Ltd.	73,810	642
	Donegal Group, Inc., Class “A”	64,551	1,096
*	Employers Holdings, Inc.	57,690	1,155
	Equity Inns, Inc.	140,044	2,294
	Financial Federal Corporation	51,980	1,368
	First Midwest Bancorp Incorporated	68,561	2,520
	FirstMerit Corporation	73,500	1,552
	Jones Lang LaSalle, Inc	11,490	1,198
	Kite Realty Group Trust	121,855	2,431
	Mid-American Apartment Communities, Inc.	39,180	2,204
*	PMA Capital Corporation, Class “A”	136,588	1,282
*	RAM Holdings, Ltd. +	127,330	1,942
	UCBH Holdings	62,075	1,156
	Umpqua Holdings Corporation	85,840	2,298
*	Western Alliance Bancorp	36,790	1,142

			33,037

	Information Technology - 15.0%
	Adtran Incorporated	70,490	1,716
*	Anixter International, Inc.	33,240	2,192
*	Avid Technology, Inc.	36,466	1,272
*	Entegris, Inc.	194,043	2,076
*	MICROS Systems, Inc.	31,850	1,720
*	Parametric Technology Corporation	97,715	1,865
*	Progress Software Corporation	53,140	1,658
*	Semitool, Inc.	112,214	1,459
*	Sybase, Inc.	83,370	2,108

			16,066

	Industrials - 16.7%
	Acuity Brands, Inc.	15,810	861
	CLARCOR, Inc.	65,710	2,090
*	EMCOR Group, Inc.	26,685	1,574
*	Esco Technologies, Inc.	50,980	2,285
	Forward Air Corporation	28,075	923
*	Genlyte Group, Inc.	20,285	1,431
	Interface Inc., Class “A”	125,395	2,005
*	K&F Industries Holdings, Inc.	49,589	1,335
	Kaydon Corporation	27,225	1,159
*	Labor Ready, Inc.	60,313	1,145
	Tal International Group, Inc.	69,720	1,673
	Watsco, Inc.	28,380	1,449

			17,930

	Consumer Discretionary - 12.5%
*	Aeropostale, Inc.	31,390	1,263
	Ameristar Casinos, Inc.	37,560	1,206
*	Cavco Industries, Inc.	35,400	1,237
	Christopher & Banks Corporation	102,187	1,990
	Entercom Communications Corporation	50,053	1,411
	Journal Communications, Inc., Class “A”	65,400	857
	Ruby Tuesday, Inc.	48,820	1,396
*	Tractor Supply Company	35,632	1,835
	Wolverine World Wide, Inc.	74,655	2,133

			13,328

	Issuer	Shares or Principal Amount	Value
	Materials - 7.4%
	Arch Chemicals, Inc.	55,220	$1,724
	CF Industries Holdings, Inc.	21,055	812
*	Claymont Steel Holdings, Inc.	36,405	726
	Silgan Holdings, Inc.	45,965	2,349
	Texas Industries, Inc.	31,080	2,347

			7,958

	Health Care - 7.0%
*	Magellan Health Services	38,330	1,610
*	Matrixx Initiatives, Inc.	70,106	1,139
*	Pediatrix Medical Group	34,090	1,945
*	Varian, Inc.	40,259	2,346
	Vital Signs, Inc.	9,025	469

			7,509

	Energy - 4.6%
*	Forest Oil Corporation	46,968	1,567
*	Goodrich Petroleum Corporation	27,150	913
*	Hanover Compressor Company	38,950	867
*	Petrohawk Energy Corporation	123,398	1,625

			4,972

	Utilities - 4.3%
	Cleco Corporation	56,380	1,456
	Northwest Natural Gas Company	33,010	1,507
	South Jersey Industries, Inc.	42,880	1,632

			4,595

	Consumer Staples - 3.7%
	Flowers Foods, Inc.	39,180	1,182
	J&J Snack Foods	26,147	1,033
*	Playtex Products, Inc.	124,633	1,691

			3,906

	Total Common Stock - 102.0% (cost $98,172)		109,301

	Investment in Affiliate
	William Blair Ready Reserves Fund	29,873	30

	Total Investment in Affiliate - 0.0% (cost $30)		30

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.368%, due 04/02/07	$172,000	172

	Total Short-Term Investment - 0.2% (cost $172)		172

	Total Investments - 102.2% (cost $98,374)		109,503

	Liabilities, plus cash and other assets - (2.2)%		(2,368)

	Net assets - 100.0%		$107,135

*	Non-income producing

+ =U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, March 31, 2007 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 50.4%

U.S. Treasury - 5.1%
U.S. Treasury Note, 6.500%, due 2/15/10	$8,000	$8,414
U.S. Treasury Note, 4.750%, due 2/15/10	3,000	3,017
U.S. Treasury Note, 4.750%, due 5/15/14	2,000	2,018
U.S. Treasury Note, 5.125%, due 5/15/16	2,060	2,130

Total U.S. Treasury Obligations	15,060	15,579

Government National Mortgage Association (GNMA)- 1.6%
#780405, 9.500%, due 11/15/17	514	549
#589335, 6.500%, due 10/15/22	1,975	2,026
#357322, 7.000%, due 9/15/23	162	169
#616250, 6.000%, due 2/15/24	1,461	1,482
#2002-48, Tranche 0B, 6.000%, due 5/16/30	539	540

Total Government National Mortgage Association	4,651	4,766

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3, 0.821%, due 11/01/08 (Interest Only) WAC	—	16

Federal Home Loan Mortgage Corp. (FHLMC) - 19.4%
#1417, Tranche SA, 11.219%, due 11/15/07, VRN	179	179
#G10067, 7.000%, due 1/1/08	104	105
#G10147, 8.500%, due 2/1/08	3	3
#1601, Tranche PJ, 6.000%, due 10/15/08, VRN	633	632
#1612, Tranche SE, 8.100%, due 11/15/08, VRN	328	332
#G90028, 7.000%, due 5/17/09	190	190
#E80050, 6.000%, due 10/1/09	313	314
#G90019, 7.500%, due 12/17/09	248	250
7.000%, due 3/15/10	5,950	6,306
#E65418, 7.000%, due 8/1/10	147	147
#G10457, 7.000%, due 2/1/11	321	327
#E00436, 7.000%, due 6/1/11	343	351
#G10708, 6.500%, due 8/1/12	206	211
#E91999, 5.000%, due 10/1/12	837	834
#G11218, 7.000%, due 10/1/12	86	88
#E96147, 5.000%, due 5/1/13	1,107	1,102
#E95846, 4.500%, due 5/1/13	1,151	1,134
#G10839, 5.500%, due 10/1/13	1,094	1,101
#E72924, 7.000%, due 10/1/13	993	1,024
#E00639, 5.000%, due 3/1/14	1,575	1,561
#J02572, 7.500%, due 6/1/14	1,639	1,686
#E81697, 8.000%, due 5/1/15	2,142	2,252
#E81703, 7.000%, due 5/1/15	891	918
#E81908, 8.500%, due 12/1/15	116	124
#G11688, 7.000%, due 2/1/16	668	690
#J02184, 8.000%, due 4/1/16	1,622	1,699
#G12258, 6.000%, due 8/1/16	2,493	2,538
#G90022, 8.000%, due 9/17/16	596	622
#G11702, 7.500%, due 12/1/16	645	666
#J04096, 6.500%, due 1/1/17	2,724	2,792
#G11486, 7.500%, due 4/1/17	767	792
#E90398, 7.000%, due 5/1/17	1,112	1,149
#M30028, 5.500%, due 5/1/17	286	290
#G11549, 7.000%, due 7/1/17	664	685
#G90027, 6.000%, due 11/17/17	1,207	1,221
#G11756, 7.000%, due 12/1/17	1,135	1,164
#G11725, 5.500%, due 11/1/18	2,010	2,020
#G30254, 6.500%, due 5/1/19	2,417	2,500
#G30255, 7.000%, due 7/1/21	881	920
#G30268, 7.000%, due 7/1/21	1,748	1,827
#J02986, 6.500%, due 7/1/21	2,615	2,675
#G30239, 7.000%, due 8/1/21	1,495	1,562
#C67537, 9.500%, due 8/1/21	190	204
#G18137, 6.500%, due 8/1/21	3,812	3,899
#G30243, 6.000%, due 12/1/21	1,711	1,744
#D95621, 6.500%, due 7/1/22	$3,005	$3,096
#G02183, 6.500%, due 3/1/30	1,957	2,007
#A45790, 7.500%, due 5/1/35	962	1,006

Total FHLMC Mortgage Obligations	57,318	58,939

Federal National Mortgage Association (FNMA) - 24.3%
#545560, 8.000%, due 5/1/07	20	20
#1992-192, Tranche SC, 6.329%, due 11/25/07, VRN	83	83
#93-196, Tranche SA, 9.794%, due 10/25/08, VRN	228	233
#1993-221, Tranche SG, 3.624%, due 12/25/08, VRN	184	183
#765396, 5.500%, due 1/1/09	155	155
#2002-27, Tranche SW, 4.327%, due 5/25/09 VRN	1,082	1,077
#695512, 8.000%, due 9/1/10	318	324
#725479, 8.500%, due 10/1/10	525	536
#255056, 5.000%, due 12/1/10	1,544	1,546
6.250%, due 2/1/11	6,775	7,107
#313816, 6.000%, due 4/1/11	411	416
#577393, 10.000%, due 6/1/11	188	201
#577395, 10.000%, due 8/1/11	730	782
#254705, 5.500%, due 3/1/13	1,490	1,498
#254788, 6.500%, due 4/1/13	495	506
#725315, 8.000%, due 5/1/13	548	570
#190539, 6.000%, due 1/1/14	400	407
#806463, 7.000%, due 3/1/14	623	642
#593561, 9.500%, due 8/1/14	372	399
#535560, 7.000%, due 8/1/14	976	1,006
#567027, 7.000%, due 9/1/14	1,603	1,654
#567026, 6.500%, due 10/1/14	1,442	1,477
#458124, 7.000%, due 12/15/14	347	358
#745459, 7.000%, due 2/1/15	844	871
#598453, 7.000%, due 6/1/15	323	328
#576554, 8.000%, due 1/1/16	1,630	1,707
#576553, 8.000%, due 2/1/16	2,406	2,542
#555747, 8.000%, due 5/1/16	459	477
#735569, 8.000%, due 10/1/16	2,301	2,397
#725410, 7.500%, due 4/1/17	1,419	1,466
#643217, 6.500%, due 6/1/17	372	381
#679247, 7.000%, due 8/1/17	1,606	1,671
#682075, 5.500%, due 11/1/17	1,051	1,056
#662925, 6.000%, due 12/1/17	1,484	1,513
#251960, 6.000%, due 9/1/18	563	574
#740847, 6.000%, due 10/1/18	1,321	1,343
#852864, 7.000%, due 7/1/20	3,239	3,367
#458147, 10.000%, due 8/15/20	956	1,069
#835563, 7.000%, due 10/1/20	1,312	1,362
#893325, 7.000%, due 9/1/21	3,202	3,296
#735367, 6.000%, due 3/1/22	2,332	2,375
#735574, 8.000%, due 3/1/22	902	958
#735104, 7.000%, due 5/1/22	2,365	2,466
#725927, 7.000%, due 8/1/22	1,898	1,983
#679253, 6.000%, 10/1/22	1,876	1,910
#735137, 6.500%, due 11/1/22	1,249	1,291
#254633, 6.000%, due 1/1/2023	660	671
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN	11	16
#254797, 5.000%, due 6/1/23	2,415	2,358
#745633, 6.500%, due 7/1/24	2,966	3,065
#806458, 8.000%, due 6/1/28	1,307	1,384
#880155, 8.500%, due 7/1/29	1,519	1,635
#797846, 7.000%, due 3/1/32	1,755	1,826
#745519, 8.500%, due 5/1/32	947	1,019
#654674, 6.500%, due 9/1/32	331	341
#733897, 6.500%, due 12/1/32	541	556
#888305, 7.000, due 3/1/36	3,050	3,197

Total FNMA Mortgage Obligations	71,151	73,651

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2007 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 24.3%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	1,736	1,692
ABFS, 2002-2, Tranche A6,
5.850%, due 3/15/19	AAA	317	317
RALI, 2004-QS16, Tranche 2M1,
5.000%, due 12/25/19	AA	1,652	1,608
RALI, 2004-QS16, Tranche 2M3,
5.000%, due 12/25/19	BBB	279	261
RALI, 2005-QS14, Tranche 1M1,
5.250%, due 9/25/20	AA	969	951
RALI, 2005-QS14, Tranche 1M2,
5.250%, due 9/25/20	A	305	295
RALI, 2006-QS2, Tranche IIM1,
5.500%, due 2/25/21	AA	1,070	1,060
RALI, 2006-QS2, Tranche IIM2,
5.500%, due 2/25/21	A	500	488
RALI, 2006-QS6, Tranche 2M1,
6.000%, due 6/25/21	AA	522	528
RALI, 2006-QS6, Tranche 2M2,
6.000%, due 6/25/21	A	413	411
First Plus, 1997-4, Tranche M1,
7.640%, due 9/11/23	AA	1,508	1,535
First Plus, 1997-4, Tranche M2,
7.830%, due 9/11/23	A	318	321
First Plus, 1997-4, Tranche A8,
7.810%, due 9/11/23	AAA	165	171
First Plus, 1998-2, Tranche M2,
8.010%, due 5/10/24	A	196	197
First Plus, 1998-3, Tranche M2,
7.920%, due 5/10/24, VRN	A	533	537
Bear Stearns ABS, 2001-A, Tranche M1,
7.540%, due 2/15/31	A	899	900
Delta Funding Home Equity Loan Trust, 2000-4, Tranche M1,
7.650%, due 2/15/31	AA+	1,642	1,638
Structured Asset Securities Corp., 2005-SC1, Tranche 1A2,
10.245%, due 5/25/31, VRN*	AAA	2,071	2,220
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	1,216	1,219
Conseco Finance, 2001-B, Tranche 1M1
7.272%, due 6/15/32	AA	779	781
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,
6.750%, due 06/25/32*	A	1,600	1,593
Structured Assets Security Corporation, 2002-13, Tranche B1,
6.750%, due 7/25/32, VRN	AAA	2,176	2,168
Structured Assets Security Corporation, 2002-17, Tranche B3,
6.089%, due 9/25/32, VRN	A	1,829	1,816
LSSCO, 2004-2, Tranche M1,
6.326%, due 2/28/33, VRN*	AA	994	995
LSSCO, 2004-2, Tranche M2,
6.326%, due 2/28/33, VRN*	A	762	756
ABFS, 2002-2, Tranche A-7,
5.215%, due 7/15/33, VRN	AAA	44	44
ABFS, 2002-3, Tranche M1,
5.402%, due 9/15/33, VRN	AA	1,500	1,493
Residential Asset Mortgage Products, 2003-RS9, Tranche MI1,
5.800%, due 10/25/33	AA	215	214
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,
6.300%, due 10/25/33	A	1,496	1,490
ACE, 2004-SD1, Tranche M3,
8.070%, due 11/25/33, VRN	BBB	2,099	1,727
Residential Asset Mortgage Products, 2003-RS11, Tranche MI1,
5.597%, due 12/25/33 VRN	AA	2,400	2,400
Deutsche Mortgage Securities, Inc., 2004-2, Tranche M1,
5.090%, due 1/25/34	AA	$2,055	$2,031
FHASI, 2004-AR4, Tranche 3A1,
4.585%, due 8/25/34, VRN	AAA	1,530	1,516
RAAC, 2005-SP1, Tranche M1,
5.505%, due 9/25/34, VRN	AA	2,582	2,502
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34*	A	2,200	2,148
GRP Real Estate Asset Trust, 2005-1 Tranche A,
4.850%, due 1/25/35*	A	291	291
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	1,475	1,451
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,
7.450%, due 2/25/35*	BBB	950	919
Soundview Home Equity Loan Trust, 2005-B, Tranche M1
5.635%, due 5/25/35	AA+	1,675	1,665
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2B,
6.500%, due 6/25/35	AAA	3,435	3,433
SACO, 2005-WM2, Tranche B2,
6.500%, due 7/25/35	BBB	3,017	1,768
Security National Mortgage Loan Trust, 2005-2A, Tranche B1,
7.750%, due 2/25/36*	BBB	1,550	1,515
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,
7.321%, due 2/25/36*	A	2,075	2,064
ACE, 2006-SL4, Tranche M6,
6.500%, due 9/25/36	A	2,100	2,041
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,
7.500%, due 9/25/36*	A	2,195	2,189
Chase Mortgage Finance Corporation, 2006-A1, Tranche A3,
6.000%, due 9/25/36	AAA	1,000	1,021
Security National Mortgage Loan Trust, 2006-2A, Tranche M2,
7.500%, due 10/25/36*	A	600	599
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA, Tranche A,
5.750%, due 12/23/36*	AAA	2,940	2,940
Security National Mortgage Loan Trust, 2006-3A, Tranche M2,
7.500%, due 1/25/37*	A	1,000	992
Blackrock Capital Finance, 1997-R1 WAC,
1.823%, due 3/25/37, VRN*	AAA	338	348
Mid-State Trust 2004-1, Tranche A,
6.005%, due 8/15/37	AAA	3,977	4,055
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,
7.660%, due 9/25/37*	AAA	2,638	2,768
ACE, 2005-SN1, Tranche M1,
5.520%, due 11/25/39, VRN	AA+	1,075	1,068
ACE, 2005-SN1, Tranche M2,
5.770%, due 11/25/39, VRN	A+	625	616
ACE, 2005-SD3, Tranche M2,
7.070%, due 8/25/45, VRN	A+	1,895	1,886

Total Collateralized Mortgage Obligations		75,423	73,652

Corporate Obligations - 24.3%
Philips Petroleum,
8.750%, due 5/25/10	A-	3,600	3,996
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	2,450	2,656
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	2,549	2,738
Goldman Sachs Group, Inc.,
6.600%, due 1/15/12	AA-	3,050	3,220
Lehman Brothers Holdings, Inc.
6.625%, due 1/18/12	A+	2,650	2,800
National Rural Utility Cooperative,
7.250%, due 3/1/12	A	3,025	3,296
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1,192
Valero Energy Corporation,
6.875%, due 4/15/12	BBB	2,065	2,199

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2007 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	$2,650	$2,753
Citigroup, Inc.,
5.625%, due 8/27/12	AA	2,675	2,723
SLM Corporation,
5.125%, due 8/27/12	A+	2,050	2,032
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	2,425	2,614
Kroger Company,
5.500%, due 2/1/13	BBB	3,000	2,991
Ohio Power Company,
5.500%, due 2/15/13	A3	1,900	1,911
American Movil SA,
5.500%, due 3/1/14	A3	3,000	2,968
Bank of America Corporation,
5.375%, due 6/15/14	AA	2,325	2,325
AT&T, Inc.
5.100%, due 9/15/14	A	3,000	2,931
Codelco, Inc. - 144A,
4.750%, due 10/15/14*	A	2,815	2,701
United Technologies Corporation,
4.875%, due 5/1/15	A+	$2,725	$2,639
Pemex Master Trust,
5.750%, due 12/15/15	BBB	3,000	3,006
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	2,925	2,897
Comcast Corporation,
5.900%, due 3/15/16	BBB+	3,075	3,128
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	3,000	3,070
YUM! Brands, Inc.,
6.250%, 4/16/16	BBB	1,939	1,993
Sabmiller PLC,
6.500%, due 7/1/16	BBB+	3,100	3,276
Western Union Co.,
5.930%, due 10/1/16	A-	2,920	2,926
Ras Laffan Lng II,
5.298%, due 9/30/20*	A+	3,000	2,893

Total Corporate Obligations		72,108	73,874

Total Long Term Investments - 99.0% (Cost $304,650)		295,711	300,477

Repurchase Agreement
Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $190, collateralized by SBA Pool #503650	A+	190	190

Total Repurchase Agreement - 0.1% (Cost $190)		190	190

Total Investments - 99.1% (Cost $304,840)		295,901	300,667

Cash and other assets, less liabilities - 0.9%			2,864

Net Assets - 100%			$303,531

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 9.68% of the net assets at March 31,2006.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2007 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government Agency Obligations- 0.5%
Federal Home Loan Bank (FHLB),	$5,000
5.300%, 01/10/08		$5,000
Federal Home Loan Mortgage Corp. (FHLMC),	990
4.125%, 4/12/07		1,000

Total U.S. Government Agency Guaranteed Obligations	5,990	6,000

Fixed Rate Notes - 22.2%
Abbott Laboratories,	2,014
6.000% , 3/15/08		2,013
American General Finance Corp,	18,013
5.408% - 5.460% , 4/5/07 - 6/27/07		18,002
American Honda Finance Corp,	9,252
5.460% , 4/13/07		9,250
Berkshire Hathaway,	16,161
3.400%, 7/2/07		16,347
B.P. Amoco PLC,	2,516
8.500%, 4/15/07		2,503
B.P. Canada Finance,	11,203
3.375%, 10/31/07		11,279
B.P. Company North America,	2,875
6.500%, 8/1/07		2,861
Caterpillar Financial Services,	7,127
3.100 - 4.875%, 5/15/07 - 6/15/07		7,149
Chevron Corporation,	22,740
3.375% - 3.500%, 9/17/07 - 2/15/08		22,888
Du Pont (E.I.) de Nemours,	12,085
6.750% , 9/1/07		12,061
GE Capital Corp,	15,078
3.500% - 8.750%, 5/21/07 - 12/10/07		15,089
Gillette Company,	24,504
3.500% - 4.125%, 8/30/07 - 10/15/07		24,651
GlaxoSmithKline Capital,	1,987
2.375%, 4/16/07		1,997
IBM Corporation,	15,999
5.350% - 6.450%, 6/28/07 - 8/1/07		15,990
IBM Canada Credit,	1,135
3.750%, 11/30/07		1,138
Kimberly-Clark Corp,	11,384
7.100%, 8/1/07		11,320
National Rural Utility Coop,	2,707
3.625%, 4/10/07		2,724
Procter and Gamble Corporation,	14,087
4.750%, 6/15/07		14,156
SLM Corporation,	12,554
5.625%, 4/10/07		12,545
Southwestern Bell Telephone Company,	4,014
6.625%, 7/15/07		4,012
U.S.A.A. Capital Corporation,	4,523
4.000%, 12/10/07		4,535
US Bancorp,	8,861
3.950% - 5.100%, 7/15/07 - 8/23/07		8,907
Verizon Communications,	25,027
6.125%, 6/15/07		25,019
Wal-Mart Stores,	15,471
4.375%, 7/12/07		15,572
Wells Fargo Financial,	2,804
3.750% - 6.750%, 6/15/07 - 10/15/07		2,796

Total Fixed Rate Notes	264,121	264,804

Variable Rate Notes - 14.0%
American General Finance Corp,	$7,155
5.470% , 8/16/07		$7,154
American Honda Finance Corp,	23,494
5.320% - 5.470%, 7/10/07 - 10/22/07		23,492
Berkshire Hathaway,	16,038
5.410%, 1/11/08		16,033
Caterpillar Financial Services,	4,202
5.430%, 8/20/07		4,202
General Electric Capital Corporation,	22,445
5.388% - 5.420%, 1/3/08 - 3/4/08		22,441
Paccar Financial Corporation,	14,994
5.260%, 7/16/07		14,997
SLM Corp,	13,303
5.580%, 7/25/07		13,295
Toyota Motor Credit,	28,406
5.315% - 5.330%, 7/2/07 - 10/15/07		28,403
US Bank,	16,790
5.383% - 5.390%, 9/10/07 - 10/1/07		16,786
Wells Fargo Financial,	19,979
5.393% - 5.410%, 9/28/07 - 3/10/08		19,973

Total Variable Rate Notes	166,806	166,776

Asset-Backed Commercial Paper - 60.2%
Amsterdam Funding Corporation,	50,000
5.240% - 5.250%, 4/3/07 - 5/4/07		49,848
CAFCO, L.L.C.,	43,400
5.240% - 5.250%, 4/23/07 - 5/8/07		43,210
Chariot Funding, L.L.C.,	48,800
5.250% - 5.260%, 4/9/07 - 5/9/07		48,654
Ciesco, L.L.C.,	25,000
5.240% - 5.250%, 4/19/07 - 5/8/07		24,903
CRC Funding, L.L.C.,	44,003
5.230% - 5.250% 4/3/07 - 6/11/07		43,825
Daimler Chrysler Revolving Auto,	33,609
5.240% - 5.250%, 4/11/07 - 5/25/07		33,425
FCAR Owner Trust,	50,000
5.250 - 5.270%, 4/12/07 - 5/21/07		49,774
Govco, Inc.,	8,750
5.250%, 4/10/07		8,737
Jupiter Securitization Co. L.L.C.,	19,344
5.240% - 5.250%, 4/4/07 - 5/4/07		19,314
Kittyhawk Funding,	47,528
5.230% - 5.250%, 4/10/07 - 6/20/07		47,240
New Center Asset Trust,	25,000
5.240% - 5.250%, 4/27/07 - 5/01/07		24,896
Old Line Funding,	53,295
5.250% - 5.260%, 4/3/07 - 4/23/07		53,191
Park Avenue Receivables,	30,000
5.250% - 5.260%, 4/11/07 - 5/7/07		29,895

Ready Reserves Fund

Portfolio of Investments, December 31, 2006 (all amounts in thousands) (unaudited)

	Principal Amount	Amortized Cost
Asset-Backed Commercial Paper - (Continued)
Ranger Funding,	$50,215
5.250% - 5.255%, 4/4/07 - 4/19/07		$50,135
Sheffield Receivables,	40,000
5.250% - 5.260%, 4/17/07 - 5/2/07		39,848
Thames Asset Global Securitization,	49,326
5.250%, 4/20/07 - 5/21/07		49,119
Thunder Bay Funding,	35,000
5.250% - 5.260%, 4/30/07 - 5/1/07		34,845
Variable Funding,	6,500
5.255%, 5/4/07		6,468
Wal-Mart Funding,	13,000
5.240% - 5.250%, 5/24/07		12,898
Windmill Funding Corporation,	50,000
5.250%, 4/2/07 - 5/3/07		49,846

Total Asset-Backed Commercial Paper	722,770	720,071

Commercial Paper - 0.8%
IBM Corporation	10,000
5.220%, 6/29/07		9,870

Total Commercial Paper	10,000	9,870

Demand Notes - 2.0%
American Express Corporation, VRN,	$10,233
5.170%, 4/2/07		10,233
Prudential Funding, VRN,	13,983
5.367%, 4/2/07		13,983

Total Demand Notes	24,216	24,216

Total Investments - 99.7% (Cost $1,191,737)	$1,193,903	1,191,737

Cash and other assets, less liabilities - 0.3%		3,576

Net assets - 100.0%		$1,195,313

Portfolio Weighted Average Maturity		48 Days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks -Europe - 36.4%

	Austria - 1.4%
	Erste Bank (Commercial banks)	138,404	$10,780
	Raiffeisen International Bank (Commercial banks)	117,900	16,720

			27,500

	Belgium - 1.4%
	InBev NV (Beverages)	378,500	27,464

	France - 12.6%
	April Group S.A. (Insurance)	56,300	2,944
	AXA (Insurance)	1,176,500	50,034
	Capgemini S.A. (IT services)	238,300	18,138
*	EDF Energies Nouvelles S.A. (Electric utilities)	74,500	4,537
	Essilor International (Health care equipment & supplies)	144,600	16,634
	Eurazeo (Diversified financial services)	72,325	10,932
	Group Danone (Food products)	186,100	30,449
	Iliad S.A. (Internet software & services)	81,100	8,484
	Klepierre (Real estate investment trusts)	41,470	8,028
	L’Oreal S.A. (Personal products)	378,100	41,298
	LVMH Moet Hennessey Louis Vuitton SA (Textiles, apparel & luxury goods)	223,500	24,824
*	Orpea (Health care providers & services)	54,533	5,332
*	Seloger.com (Media)	66,600	2,938
*	S.O.I.T.E.C. (Semiconductors & semiconductor equipment)	233,500	5,591
	Veolia Environment (Multi-utilities)	361,000	26,870

			257,033

	Germany - 1.2%
	CTS Eventim AG (Media)	54,800	2,119
*	Patrizia Immobilien AG (Real estate management & development)	158,200	3,524
*	Q-Cells AG (Electrical equipment)	149,120	9,581
	Solarworld AG (Electrical equipment)	64,100	4,967
*	Wire Card AG (Commercial services & supplies)	303,900	3,367

			23,558

	Greece - 2.1%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	255,000	10,762
	EFG Eurobank (Commercial banks)	373,460	15,180
	Jumbo S.A. (Leisure equipment & products)	122,900	3,791
	National Bank of Greece (Commercial banks)	250,526	13,253

			42,986

	Ireland - 2.6%
	Anglo Irish Bank plc (Commercial banks)	951,000	20,347
	IAWS Group plc (Food products)	221,900	5,152
	Kingspan Group plc (Building products)	474,500	12,577
*	Ryanair Holdings plc - ADR (Airlines)	259,800	11,636
	United Drug plc (Health care providers & services)	766,500	4,100

			53,812

	Italy - 3.6%
	Azimut Holding SpA (Capital markets)	447,000	6,610
	Banca Italease (Diversified financial services)	129,500	8,301
	Credito Emiliano SpA (Commercial banks)	415,900	6,558
	Luxottica Group SpA (Textiles, apparel & luxury goods)	466,100	14,888
	Saipem SpA (Energy equipment & services)	1,009,200	29,517
	Tod’s SpA ( Textiles, apparel & luxury goods)	74,700	6,532

			72,406

	Luxembourg - 0.2%
*	Gagfah S.A. (Real estate management & development)	164,500	4,456

	Netherlands - 1.3%
*	Qiagen NV (Life science tools & services)	370,500	6,293
	Royal Numico N.V. (Food products)	263,000	13,565
*	Tomtom NV (Software)	164,100	6,696

			26,554

	Norway - 0.8%
*	Acergy S.A. (Energy equipment & services)	555,400	11,755
*	Electromagnetic GeoServices AS (Energy equipment & services)	198,100	4,742

			16,497

	Spain - 2.0%
*	Grifols S.A. (Biotechnology)	617,500	9,984
	Industria De Textile (Specialty retail)	427,900	26,726
*	Tecnicas Reunidas S.A. (Construction & engineering)	95,600	4,788

			41,498

	Sweden - 1.1%
	Ericsson (LM) (Communications equipment)	3,558,000	13,191
	Hemtex AB (Specialty retail)	95,900	1,884
	Nobia AB (Specialty retail)	179,250	7,362

			22,437

	Switzerland - 6.1%
	ABB Ltd. (Electrical equipment)	1,712,800	29,471
*	Barry Callebaut AG (Food products)	10,890	8,097
*	EFG International (Capital markets)	236,700	10,344
	Geberit AG (Building products)	6,180	9,557
	Kuehne & Nagel International AG (Marine)	206,000	16,924
	Nobel Biocare Holdings AG (Health care equipment & supplies)	33,250	12,128
*	Partners Group Global Opporunites, Ltd. (Capital markets)	65,750	7,926
	Roche Holdings AG (Pharmaceuticals)	130,700	23,217
	SGS S.A. (Commercial services & supplies)	5,660	6,776

			124,440

	Issuer	Shares	Principal
	United Kingdom - 15.8%
	Amlin plc (Insurance)	1,481,300	$8,249
	BG Group plc (Oil, gas & consumable fuels)	1,889,620	27,258
*	Cairn Energy plc (Oil, gas & consumable fuels)	261,637	8,020
	Capita Group plc (Commercial services & supplies)	1,708,400	22,973
	Carphone Warehouse Group plc (Specialty retail)	1,363,000	7,465
	Carter & Carter Group plc (Commercial services & supplies)	191,200	4,574
*	Detica Group plc (IT services)	498,800	4,051
	HBOS plc (Commercial banks)	970,900	20,073
	Homeserve plc (Commercial services & supplies)	127,900	4,488
	Man Group plc (Capital markets)	2,134,300	23,335
	Michael Page International (Commercial services & supplies)	1,398,800	14,761
	Northern Rock plc (Thrifts & mortgage finance)	834,300	18,859
	Reckitt Benckiser plc (Household products)	736,650	38,416
*	Rolls-Royce Group plc (Aerospace & defense)	155,317,120	306
	Rolls-Royce Group plc, Class “B” (Aerospace & defense)	2,774,500	27,063
	Rotork plc (Electronic equipment & instruments)	386,500	6,437
	RPS Group plc (Commercial services & supplies)	1,057,800	6,776
	Serco Group (Commercial services & supplies)	1,516,800	13,720
	Tesco plc (Food & staples retailing)	4,917,200	43,034
	Tullow Oil plc (Oil, gas & consumable fuels)	877,680	6,281
	Ultra Electronic Holdings plc (Aerospace & defense)	296,000	7,243
	Victrex plc (Chemicals)	168,100	2,568
	VT Group plc (Aerospace & defense)	583,300	5,644

			321,594

	Japan - 13.4%
	Aeon Mall Co., Ltd. (Real estate management & development)	305,200	8,919
	Chiyoda Corp. (Construction & engineering)	346,800	7,575
*	DeNA Co., Ltd. (Internet & catalog retail)	1,558	5,015
	Denso Corporation (Auto components)	932,300	34,511
	En-Japan Inc. (Commercial services & supplies)	877	4,427
	Fujimi, Inc. (Chemicals)	68,800	2,136
	Fukuoka Financial Group, Inc. (Commercial banks)	1,228,000	9,933
	Honeys Company, Ltd. (Specialty retail)	108,000	4,916
	Joint Corporation (Real estate management & development)	191,600	7,237
*	Jupiter Telecommunications Co., Ltd. (Media)	14,015	11,786
*	K.K. DaVinci Advisors (Real estate management & development)	5,610	5,963
	Kenedix, Inc. (Real estate management & development)	877	4,463
	Keyence Corporation (Electronic equipment & instruments)	87,289	19,640
	Komatsu Ltd. (Machinery)	697,400	14,606
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	11,900	1,184
	MISUMI Group, Inc. (Trading companies & distributors)	245,800	4,395
	Nakanishi Inc. (Health care equipment & supplies)	32,900	3,831
	Nintendo Co., Ltd. (Software)	71,300	20,689
	Nitori Company Ltd. (Specialty retail)	118,780	5,901
	Orix Corporation (Consumer finance)	125,900	32,667
	Park 24 Co., Ltd. (Commercial services & supplies)	374,500	5,024
	Sharp Corp. (Household durables)	558,100	10,732
	Suruga Bank (Commercial banks)	1,235,000	16,028
	Yamada Denki Company (Specialty retail)	94,000	8,720
	Yamaha Motor Company (Automobiles)	685,700	19,152
	Zensho Company, Ltd. (Hotels, restaurants, and leisure)	367,300	4,206

			273,656

	Emerging Asia - 10.1%
	China - 2.9%
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	458,000	896
	China Mengniu Dairy Co. (Food products)	2,494,000	7,149
	China Vanke Company Ltd. (Real estate management & development)	3,818,000	7,891
*	Focus Media Holding Ltd.- ADR (Media)	57,000	4,472
*	Foxconn International (Communications equipment)	1,218,800	3,705
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	1,952,000	6,134
	Hopson Development Holdings Ltd. (Real estate management & development)	2,213,000	5,534
	Lee and Man Paper Manufacturing Ltd. (Containers & packaging)	2,136,000	5,054
	Li Ning Co. Ltd. (Leisure equipment & products)	2,920,000	5,760
	Parkson Retail Group Ltd. (Multiline retail)	1,042,000	6,782
	Ports Design Limited (Textiles, apparel & luxury goods)	1,761,000	4,682
	Wumart Stores, Inc., Class “H” (Food & staples retailing) **	4,200,000	1,344

			59,403

	India - 2.3%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	72,400	3,754
*	Bharti Airtel Ltd. (Wireless telecommunication services)	555,400	9,713
	Dabur India Ltd. (Personal products)	2,497,650	5,424
	Housing Development Finance Corp. (Thrifts & mortgage finance)	216,300	7,531
	Infosys Technologies, Ltd. (IT services)	224,356	10,370
	Unitech Limited (Construction & engineering)	1,206,800	10,698

			47,490

	Indonesia - 1.0%
	PT Bank Rakyat Indonesia (Commercial banks)	11,117,500	6,116
	PT Telekomunikasi Tbk (Diversified telecommunication services)	13,111,500	14,108

			20,224

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Asia -10.1% - (continued)
	Malaysia - 0.9%
	Bumiputra Commerce Holdings Bhd (Banking)	4,407,200	$12,671
	Kuala Lumpur Kepong Berhad (Food products)	622,000	2,153
	Transmile Group Bhd (Air freight & logistics)	765,700	2,893

			17,717

	South Korea - 1.4%
*	NHN Corp. (Internet software & services)	99,720	14,572
	Samsung Electronics Co. (Semiconductors & semiconductor equipment)	23,440	13,976

			28,548

	Taiwan - 1.6%
*	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	289,000	1,549
	Hon Hai Precision Industry (Electronic equipment & instrument)	2,767,506	18,492
	Mediatek Inc. (Semiconductors & semiconductor equipment)	1,125,120	12,876

			32,917

	Asia -10.5%
	Australia - 5.1%
	Allco Finance Group, Limited (Capital markets)	834,072	7,535
	Macquarie Bank, Ltd. (Capital markets)	549,000	36,692
	Seek Ltd. (Commercial services & supplies)	1,292,400	7,516
	United Group Ltd. (Construction & engineering)	590,800	6,503
	Woolworths Limited (Food & staples retailing)	1,584,900	34,804
	WorleyParsons, Ltd. (Energy equipment & services)	502,333	11,194

			104,244

	Hong Kong - 2.1%
	Esprit Holdings Ltd. (Specialty retail)	1,862,500	21,825
	Li & Fung Ltd. (Distributors)	6,749,800	21,108

			42,933

	Singapore - 3.3%
	Capitaland, Ltd. (Real estate management & development)	8,228,800	43,268
	Olam International, Ltd. (Food & staples retailing)	1,549,000	3,110
	Osim International Ltd. (Specialty retail)	4,297,640	2,647
	Raffles Education Corp. (Diversified consumer services)	3,438,000	5,187
	Singapore Exchange, Ltd. (Diversified financial services)	2,829,000	12,162

			66,374

	Emerging Latin America - 6.4%
	Brazil - 2.7%
*	Anhanguera Eduacional Participacoes S.A. (Diversified consumer services)	65,500	709
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	595,200	22,016
	Cyrela Brazil Realty S.A. (Household durables)	473,700	4,396
	Gol Linhas Aereas Inteligentes S.P - ADR (Airlines)	161,400	4,911
*	Iguatemi Empresa de Shopping Centers S.A. (Commercial services & supplies)	226,500	3,353
	Localiza Rent a Car S.A. (Road & rail)	149,400	4,572
	Lojas Renner S.A. (Multiline retail)	351,000	4,549
	Natura Cosmeticos S.A. (Personal products)	312,600	3,520
	Submarino S.A.(Internet & catalog retail)	193,600	6,521

			54,547

	Chile - 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	190,800	9,794

	Columbia - 0.3%
	Bancolombia S.A. - ADR (Commercial banks)	207,200	5,737

	Mexico - 2.6%
	America Movil S.A. (Wireless telecommunication services)	6,417,600	15,320
*	Desarrolladora Homex S.A. -ADR (Household durables)	104,400	6,050
	Grupo Aeropuertario Del -ADR (Transportation infrastructure)	84,100	3,616
*	Urbi Desarrollos Urbanos S.A. (Household durables)	2,594,500	10,730
	Walmart de Mexico (Food & staples retailing)	3,861,400	16,487

			52,203

	Panama - 0.3%
	Copa Holdings S.A., Class “A” (Airlines)+	116,700	6,009

	Issuer	Shares or Principal Amount	Value
	Canada - 2.2%
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	121,100	$7,133
	Manulife Financial Corp. (Insurance)	423,500	14,563
	Ritchie Brothers Auctioneers, Inc. (Commercial services & supplies)+	63,700	3,728
	Shoppers Drug Mart Corp. (Food & staples retailing)	430,300	19,064

			44,488

	Emerging Europe, Mid-East, Africa - 2.4%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	55,400	4,903

	Egypt - 0.1%
	Orascom Construction Industries (Construction & engineering)	58,688	2,935

	Kazakhstan - 0.4%
*	Kazkommertsbank - GDR 144A (Commercial banks)	448,963	8,710

	Russia - 1.0%
*	CTC Media, Inc. (Media)+	237,902	6,109
	Sberbank - CLS (Commercial banks)	2,635	9,394
*	X5 Retail Group N.V. (Food & staples retailing)	138,000	3,823

			19,326

	South Africa - 0.7%
	Naspers Ltd. (Media)	274,500	6,614
	Truworths International Ltd. (Specialty retail)	1,502,800	7,306

			13,920

	Total Common Stock - 97.2% (cost $1,451,499)		1,978,313

	Preferred Stock
	Brazil - 1.0%
	Banco Itau Holding (Commercial banks)	257,800	8,997
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	531,900	11,912

			20,909

	Total Preferred Stock - 1.0% (cost $12,183)		20,909

	Investment in Affiliate
	William Blair Ready Reserves Fund	52,649	53

	Total Investment in Affiliate - 0.0% (cost $53)		53

	Short-Term Investments
	American Express Demand Note, VRN 5.170% due 04/2/07	$17,755,000	17,755
	Prudential Funding Demand Note, VRN 5.367% due 04/2/07	18,755,000	18,755

	Total Short-term Investments - 1.8% (cost $36,510)		36,510

	Repurchase Agreement
	Investors Bank & Trust Company, 5.20% dated 03/30/2007, due 04/02/2007, repurchase price $1,041, collateralized by FN, Pool# 726318	$1,040,892	1,041
	Total Repurchase Agreement - 0.1% (cost $1,041)		1,041

	Total Investments - 100.1% (cost $1,501,286)		2,036,826
	Liabilities, plus cash and other assets - (0.1%)		(2,069)

	Net assets - 100.0%		$2,034,757

*	Non-income producing securities

ADR	= American Depository Receipt

GDR	= Global Depository Receipt

VRN	= Variable Rate Note

+ = U.S. listed foreign security

**	Fair value pursuant to valuation procedures adopted by Board of Trustees. This holding represents 0.07% of the Fund’s net assets at March 31, 2007. This security was also deemed illiquid pursuant to liquidity procedures securities pursuant to Valuation Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.9%
Consumer Discretionary	17.7%
Consumer Staples	16.2%
Industrials	15.3%
Information Technology	8.2%
Energy	6.0%
Health Care	4.1%
Telecommunication Services	2.4%
Materials	1.6%
Utilities	1.6%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	28.3%
British Pound Sterling	16.1%
Japanese Yen	13.7%
Swiss Franc	6.2%
United States Dollar	5.6%
Australian Dollar	5.2%
Hong Kong Dollar	4.9%
Singapore Dollar	3.3%
Brazilian Real	2.5%
Indian Rupee	2.4%
Canadian Dollar	2.1%
Mexico Nuevo Peso	2.1%
Taiwan Dollar	1.6%
South Korean Won	1.4%
Swedish Krone	1.1%
Indonesian Rupiah	1.0%
South African Rand	0.7%
All other currencies	1.8%

100.0%

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe-41.3%

	Austria - 1.6%
	Erste Bank (Commercial banks)	71,666	$5,582
	Raiffeisen International Bank (Commercial banks)	28,900	4,099

			9,681

	Belgium - 1.6%
	InBev N.V. (Beverages)	137,900	10,006

	France - 14.6%
	AXA (Insurance)	358,900	15,263
	Capgemini S.A. (IT services)	73,800	5,617
	Essilor International (Health care equipment & supplies)	54,400	6,258
	Eurazeo (Diversified financial services)	35,445	5,358
	Groupe Danone (Food products)	98,900	16,182
	Iliad S.A. (Internet software & services)	22,800	2,385
	L’Oreal S.A. (Personal products)	161,100	17,596
	LVMH Moet Hennessey Louis Vuitton SA (Textiles, apparel & luxury goods)	96,100	10,674
	Veolia Environnement (Multi-utilities)	138,600	10,316

			89,649

	Germany - 2.0%
	Siemens AG (Industrial conglomerates)	113,100	12,113

	Greece - 1.1%
	National Bank of Greece (Commercial banks)	127,830	6,762

	Ireland - 1.4%
	Anglo Irish Bank plc (Commercial banks)	326,700	6,990
	IAWS Group plc (Food products)	75,200	1,746

			8,736

	Italy- 3.5%
	Luxottica Group SpA (Textiles, apparel & luxury goods)	323,900	10,345
	Saipem SpA (Energy equipment & services)	375,400	10,980

			21,325

	Netherlands - 2.1%
	Randstad Holding N.V. (Commercial services & supplies)	75,200	5,843
	Royal Numico N.V. (Food products)	80,000	4,126
*	Tomtom NV (Software)	78,100	3,187

			13,156

	Norway - 0.5%
*	Acergy S.A. (Energy equipment & services)	140,000	2,963

	Spain - 2.1%
	Industria De Textile (Specialty retail)	205,000	12,804

	Sweden- 1.0%
	Ericsson LM (Communications equipment)	1,686,000	$6,251

	Switzerland - 9.8%
	ABB Ltd. (Electrical equipment)	787,000	13,542
*	EFG International (Capital markets)	88,400	3,863
	Geberit AG (Building products)	1,860	2,876
	Kuehne & Nagel International AG (Marine)	62,100	5,102
	Nestle S.A. (Food products)	41,980	16,359
	Nobel Biocare Holding AG (Health care equipment & supplies)	10,500	3,830
	Roche Holdings AG (Pharmaceuticals)	56,200	9,983
	SGS S.A. (Commercial services & supplies)	4,020	4,812

			60,367

	United Kingdom - 17.1%
	BG Group plc (Oil, gas & consumable fuels)	989,600	14,275
*	Cairn Energy plc (Oil, gas & consumable fuels)	95,306	2,921
	Capita Group plc (Commercial services & supplies)	525,500	7,066
	Carphone Warehouse Group plc (Specialty retail)	432,700	2,370
	HBOS plc (Commercial banks)	714,000	14,761
	Man Group plc (Capital markets)	655,600	7,168
	Northern Rock plc (Thrift & mortgage finance)	325,500	7,358
	Reckitt Benckiser plc (Household products)	301,000	15,697
*	Rolls-Royce Group plc (Aerospace & defense)	1,311,800	12,796
*	Rolls-Royce Group plc, Class “B” (Aerospace & defense)	78,593,920	155
	Rotork plc (Electronic equipment & instruments)	123,700	2,060
	Tesco plc (Food & staples retailing)	1,970,800	17,248
	Tullow Oil plc (Oil, gas & consumable fuels)	206,100	1,475

			105,350

	Japan- 13.7%
	Aeon Mall Co., Ltd. (Real Estate management & development)	141,400	4,132
	Denso Corporation (Auto components)	332,100	12,294
	FANUC Ltd. (Machinery)	61,100	5,661
	Fukuoka Financial Group, Inc. (Commercial banks)	473,000	3,826
	Honeys Company, Ltd. (Specialty retail)	36,100	1,643
*	Jupiter Telecommunications Co., Ltd. (Media)	4,355	3,662
*	K.K. DaVinci Advisors (Real Estate management & development)	1,507	1,602
	Keyence Corporation (Electronic equipment & instruments)	26,810	6,032
	Komatsu Ltd. (Machinery)	284,000	5,948
	Nintendo Co., Ltd. (Software)	32,500	9,430
	Orix Corporation (Consumer finance)	55,250	14,335
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	91,900	5,592
	Suruga Bank Ltd. (Commercial banks)	303,000	3,932
	Yamaha Motor. Co., Ltd. (Automobiles)	209,900	5,863

			83,952

See accompanying Notes to Portfolios of Investments.

Institutional International Equity Fund

Portfolio of Investments March 31, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)
	Asia- 10.3%
	Australia -5.5%
	Allco Finance Group Limited (Capital markets)	267,800	$2,419
	Macquarie Bank Ltd. (Capital markets)	196,000	13,099
	QBE Insurance Group Limited (Insurance)	238,900	6,085
	Woolworths Limited (Food & staples retailing)	564,200	12,390

			33,993

	Hong Kong - 2.4%
	Esprit Holdings Ltd. (Specialty retail)	579,500	6,791
	Li & Fung Ltd. (Distributors)	2,491,100	7,790

			14,581

	Singapore - 2.4%
	Capitaland, Ltd. (Real estate management & development)	2,847,900	14,975

	Emerging Asia - 5.7%
	China - 0.8%
*	Focus Media Holding Ltd. - ADR (Media)	40,000	$3,138
	Hopson Development Holding Ltd. (Real estate management & development)	678,000	1,696

			4,834

	India - 2.5%
*	Bharti Airtel Limited (Wireless telecommunication services)	312,631	5,468
	Infosys Technologies Ltd. (IT services)	136,700	6,318
	Vedanta Resources Plc (Metals & mining)	140,300	3,669

			15,455

	Indonesia - 1.2%
	PT Bank Rakyat Indonesia (Commercial banks)	4,972,000	2,735
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	4,313,500	4,642

			7,377

	Taiwan - 1.2%
	Hon Hai Precision Industry Corp. (Electronic equipment & instruments)	1,068,880	7,142

	Emerging Latin America -6.2%
	Brazil - 2.2%
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	271,000	10,024
	Gol-Linhas Aereas Inteligentes S.A. - ADR (Airlines)	50,200	1,528
	Natura Cosmeticos S.A. (Personal products)	174,800	1,968

			13,520

	Chile- 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	59,000	3,029

	Columbia- 0.4%
	Bancolumbia S.A. -ADR (Commercial banks)	82,100	2,273

	Mexico - 3.1%
	America Movil S.A. (Wireless telecommunications services)	3,780,100	9,024
	Walmart de Mexico (Food & staples retailing)	2,363,600	10,092

			19,116

Issuer	Shares or Principal Amount	Value
Common Stocks-(continued)
Canada- 2.4%
Manulife Financial Corporation (Insurance)	260,400	$8,954
Shoppers Drug Mart Corporation (Food & staples retailing)	127,500	5,649

		14,603

Emerging Europe, Mid-East, Africa - 0.5%
South Africa - 0.5%
Naspers Ltd. (Media)	124,890	3,009

Total Common Stock -- 97.2% (cost $494,345)		597,022

Preferred Stocks
Brazil - 0.6%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	169,600	3,798

Total Preferred Stocks - 0.6% (cost $2,935)		3,798

Investment in Affiliate
William Blair Ready Reserves Fund	6,573,162	6,573

Total Investment in Affiliate - 1.1% (cost $6,573)		6,573

Short-Term Investments
American Express Demand Note, VRN, 5.170%, due 4/02/07	$857,000	857
Prudential Funding Demand Note, VRN, 5.367%, due 4/02/07	241,000	241

Total Short-Term Investments - 0.2% (cost $1,098)		1,098

Repurchase Agreement
Investors Bank & Trust Company, 5.20% dated 3/30/2007, due 4/02/2007, repurchase price $1,192, collateralized by SBA Pool #505466	$1,190,959	1,191

Total Repurchase Agreement - 0.2% (cost $1,191)		1,191

Total Investments - 99.3% (cost $506,142)		609,682

Cash and other assets, less liabilities - 0.7%		4,305

Net assets - 100.0%		$613,987

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments

At March 31, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.2%
Consumer Staples	22.0%
Industrials	12.9%
Consumer Discretionary	13.9%
Information Technology	7.1%
Energy	6.1%
Telecommunication Services	3.6%
Health Care	3.3%
Materials	3.2%
Utilities	1.7%

100.0%

At March 31, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	30.7%
British Pound Sterling	18.2%
Japanese Yen	14.0%
Swiss Franc	10.0%
Australian Dollar	5.7%
United States Dollar	3.3%
Mexico Nuevo Peso	3.2%
Hong Kong Dollar	2.7%
Singapore Dollar	2.5%
Canadian Dollar	2.4%
Other Currencies	2.1%
Indian Rupee	2.0%
Taiwan Dollar	1.2%
Brazilian Real	1.0%
Swedish Krona	1.0%

100.0%

See accompanying Notes to Portfolio of Investments

Notes to Portfolio of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following fifteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Growth	Institutional International Equity
Value Discovery
Fixed Income Portfolio
Income

Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

For international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representive of their market price or accurate. In addition, quarterly the Board of Trustees receives a report which compares the fair value prices used to calculate the net asset value to the next day’s opening local prices. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by, the Pricing or Valuation Committee in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of March 31, 2007, there were securities held in the Small Cap Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Income Portfolio and the Ready Reserves Portfolio were the rates in effect on March 31, 2007. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended March 31, 2007, the Income Portfolio recognized a reduction of interest income and a reduction of net realized loss of $481 (in thousands). This reclassification has no effect on the net asset value of the Portfolio.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2007 were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ ( Depreciation )
Growth	$238,390	$59,924	$1,117	$58,807
Tax-Managed Growth	8,031	2,070	114	1,956
Large Cap Growth	22,786	3,233	287	2,946
Small Cap Growth	1,207,578	177,388	48,031	129,357
Mid Cap Growth	31,521	2,192	520	1,672
Small-Mid Cap Growth	98,158	14,694	1,640	13,054
International Growth	5,006,977	1,633,173	45,470	1,587,703
International Equity	276,269	50,437	1,620	48,817
International Small Cap Growth	279,914	45,906	3,902	42,004
Emerging Markets Growth	697,349	166,317	10,277	156,040
Value Discovery	98,833	11,486	816	10,670
Income	304,840	1,655	5,828	($4,173)
Ready Reserves	1,188,702	—	—	—
Institutional International Growth	1,550,727	498,621	12,686	485,935
Institutional International Equity	516,064	96,947	3,317	93,630

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Marco Hanig
Marco Hanig, President

Date: May 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig, President (Principal Executive Officer)

Date: May 30, 2007

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: May 30, 2007